SEI INVESTMENTS





More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January 31, 2002, includes more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:    Call 1-8OO-DIAL-SEI

B Mail:          Write to the Funds at:
                 1 Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov).
You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.


SEI-F-101 (1/02)

SEI INVESTMENTS

Equity

Large Cap Value Fund
--------------------------
Large Cap Growth Fund
--------------------------
Tax-Managed Large Cap Fund
--------------------------
Small Cap Value Fund
--------------------------
Small Cap Growth Fund
--------------------------
Tax-Managed Small Cap Fund
--------------------------
Mid-Cap Fund
--------------------------
Capital Appreciation Fund
--------------------------
Equity Income Fund
--------------------------
Balanced Fund
--------------------------
Class A
--------------------------
Prospectus as of
January 31, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSTITUTIONAL MANAGED TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Large Cap Value Fund                                                   2
------------------------------------------------------------------------
Large Cap Growth Fund                                                  5
------------------------------------------------------------------------
Tax-Managed Large Cap Fund                                             8
------------------------------------------------------------------------
Small Cap Value Fund                                                  11
------------------------------------------------------------------------
Small Cap Growth Fund                                                 14
------------------------------------------------------------------------
Tax-Managed Small Cap Fund                                            17
------------------------------------------------------------------------
Mid-Cap Fund                                                          20
------------------------------------------------------------------------
Capital Appreciation Fund                                             23
------------------------------------------------------------------------
Equity Income Fund                                                    26
------------------------------------------------------------------------
Balanced Fund                                                         29
------------------------------------------------------------------------
More Information About Fund Investments                               32
------------------------------------------------------------------------
Investment Adviser and Sub-Advisers                                   32
------------------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares                        39
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    41
------------------------------------------------------------------------
Financial Highlights                                                  42
------------------------------------------------------------------------
How To Obtain More Information About SEI Institutional
Managed Trust                                                 Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

LARGE CAP VALUE FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term growth of capital and income

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY:                manage in a value style, the Fund
                             invests in large cap income-producing
                             U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995  37.75%
1996  20.45%
1997  36.74%
1998  11.35%
1999   4.93%
2000   5.74%
2001  -3.49%

BEST QUARTER: 16.58% (12/31/98)

WORST QUARTER: -13.61% (09/30/98)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Value Index.

                                                           SINCE
LARGE CAP VALUE FUND                 1 YEAR  5 YEARS  INCEPTION*
----------------------------------------------------------------
Fund Return Before Taxes Class A     -3.49%  10.27%       10.39%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    -4.11%   8.48%        7.40%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                           -1.94%   7.78%        6.86%
----------------------------------------------------------------
Frank Russell 1000 Value Index
  Return (reflects no deduction for
  fees, expenses, or taxes)***       -5.60%  11.13%       15.27%
----------------------------------------------------------------

* The Fund commenced operations on April 20, 1987. Prior to October 31, 1994, the Fund was advised by a different investment adviser and performance for that period is not shown. The Index inception date is October 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.35%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.62%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.97%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Large Cap Value Fund -- Class A Shares              0.85%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Value Fund -- Class
  A Shares                      $   99  $   309  $   536  $  1,190
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

LARGE CAP GROWTH FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY:                manage in a growth style, the Fund
                             invests in large cap U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995   35.50%
1996   22.70%
1997   34.76%
1998   38.80%
1999   34.20%
2000  -19.41%
2001  -26.50%

BEST QUARTER: 29.31% (12/31/98)

WORST QUARTER: -24.84% (03/31/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Growth Index.

                                                            SINCE
LARGE CAP GROWTH FUND                 1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------
Fund Return Before Taxes Class A     -26.50%   8.26%       13.85%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    -26.50%   7.43%       12.29%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                           -16.14%   6.75%       10.99%
-----------------------------------------------------------------
Frank Russell 1000 Growth Index
  Return (reflects no deduction for
  fees, expenses, or taxes)***       -20.42%   8.27%       14.07%
-----------------------------------------------------------------

* The Fund's inception date is December 20, 1994. The Index inception date is December 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.63%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.03%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Large Cap Growth Fund -- Class A Shares             0.85%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Growth Fund -- Class
  A Shares                      $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

TAX-MANAGED LARGE CAP FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           High long-term after-tax returns

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers, the
    STRATEGY:                Fund seeks long-term capital
                             appreciation while minimizing the
                             current tax impact on shareholders by
                             buying and holding undervalued large cap
                             U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

SEI INVESTMENTS / PROSPECTUS                                       9

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares from year to year for three years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999   18.48%
2000  -12.42%
2001  -12.37%

BEST QUARTER: 12.21% (12/31/01)

WORST QUARTER: -15.89% (09/30/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Index.

                                                        SINCE
TAX-MANAGED LARGE CAP FUND                 1 YEAR  INCEPTION*
-------------------------------------------------------------
Fund Return Before Taxes Class A          -12.37%       2.27%
-------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                         -12.60%       2.00%
-------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                -7.54%       1.71%
-------------------------------------------------------------
Frank Russell 1000 Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                  -12.45%       2.42%
-------------------------------------------------------------

* The Fund's inception date is March 4, 1998. The Index inception date is March 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

10                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.61%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.01%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Tax-Managed Large Cap Fund -- Class A Shares        0.85%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser or Sub-Advisers"and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Tax-Managed Large Cap Fund --
  Class A Shares                $  103  $   322  $   558  $  1,236
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

SMALL CAP VALUE FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY:                manage in a value style, the Fund
                             invests in common stocks of smaller U.S.
                             companies

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

12                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995  18.21%
1996  22.13%
1997  35.11%
1998  -2.84%
1999  -6.99%
2000  23.13%
2001  12.43%

BEST QUARTER: 16.91% (12/31/01)

WORST QUARTER: -19.78% (09/30/98)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 2000 Value Index.

                                                           SINCE
SMALL CAP VALUE FUND                 1 YEAR  5 YEARS  INCEPTION*
----------------------------------------------------------------
Fund Return Before Taxes Class A     12.43%  11.07%       13.98%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                     9.30%   8.94%       11.65%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                            8.26%   8.15%       10.55%
----------------------------------------------------------------
Frank Russell 2000 Value Index
  Return (reflects no deduction for
  fees, expenses, or taxes)***       14.02%  11.21%       14.60%
----------------------------------------------------------------

* The Fund's inception date is December 20, 1994. The Index inception date is December 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with lower growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       13

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.65%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.61%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.26%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Small Cap Value Fund -- Class A Shares              1.10%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Small Cap Value Fund -- Class
  A Shares                      $  128  $   400  $   692  $  1,523
------------------------------------------------------------------

14                                       SEI INVESTMENTS / PROSPECTUS

SMALL CAP GROWTH FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term capital appreciation

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY:                manage in a growth style, the Fund
                             invests in common stocks of smaller U.S.
                             companies

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

SEI INVESTMENTS / PROSPECTUS                                       15

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993   13.32%
1994    1.74%
1995   39.93%
1996   19.14%
1997    8.38%
1998    5.59%
1999   75.22%
2000  -12.41%
2001  -12.45%

BEST QUARTER: 45.02% (12/31/99)

WORST QUARTER: -29.59% (09/30/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 2000 Growth Index.

                                                            SINCE
SMALL CAP GROWTH FUND                 1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------
Fund Return Before Taxes Class A     -12.45%   8.99%       15.14%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    -12.45%   6.19%       12.02%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                            -7.58%   6.50%       11.73%
-----------------------------------------------------------------
Frank Russell 2000 Growth Index
  Return (reflects no deduction for
  fees, expenses, or taxes)***        -9.23%   2.87%        7.81%
-----------------------------------------------------------------

* The Fund's inception date is April 20, 1992. The Index inception date is April 30, 1992.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with higher growth rates and price-to-book ratios.

16                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.65%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.64%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.29%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Small Cap Growth Fund -- Class A Shares             1.10%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Small Cap Growth Fund -- Class
  A Shares                      $  131  $   409  $   708  $  1,556
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       17

TAX-MANAGED SMALL CAP FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           High long-term after-tax returns

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers, the
    STRATEGY:                Fund seeks long-term capital
                             appreciation while minimizing the
                             current tax impact on shareholders by
                             buying and holding undervalued small cap
                             U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Tax-Managed Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $4 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

18                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares for one year. The performance information shown is based on a full calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -2.96%

BEST QUARTER: 16.81% (12/31/01)

WORST QUARTER: -17.59% (09/30/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 2500 Index.

                                                       SINCE
TAX-MANAGED SMALL CAP FUND                1 YEAR  INCEPTION*
------------------------------------------------------------
Fund Return Before Taxes Class A          -2.96%    -4.08%
------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                         -2.96%    -4.10%
------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**               -1.80%    -3.27%
------------------------------------------------------------
Frank Russell 2500 Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                   2.49%    -0.12%
------------------------------------------------------------

* The Fund's inception date is October 31, 2000. The Index inception date is October 31, 2000.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

SEI INVESTMENTS / PROSPECTUS                                       19

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.65%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.65%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.30%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Tax-Managed Small Cap Fund -- Class A Shares        1.10%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser or Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Tax-Managed Small Cap Fund --
  Class A Shares                $  132  $   412  $   713  $  1,568
------------------------------------------------------------------

20                                       SEI INVESTMENTS / PROSPECTUS

MID-CAP FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term capital appreciation

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing a sub-adviser that manages in
    STRATEGY:                a core style, the Fund invests in
                             mid-cap U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of between $500 million and $5 billion. The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, selects stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole.

The medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, mid-cap stocks may be more volatile than those of larger companies.

SEI INVESTMENTS / PROSPECTUS                                       21

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994  -10.79%
1995   23.04%
1996   26.66%
1997   31.88%
1998    3.30%
1999    8.95%
2000    4.92%
2001    1.10%

BEST QUARTER: 21.81% (12/31/98)

WORST QUARTER: -22.08% (09/30/98)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell Mid-Cap Index.

                                                           SINCE
MID-CAP FUND                         1 YEAR  5 YEARS  INCEPTION*
----------------------------------------------------------------
Fund Return Before Taxes Class A      1.10%   9.50%       11.55%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                     0.92%   6.64%        9.42%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                            0.66%   6.82%        8.96%
----------------------------------------------------------------
Frank Russell Mid-Cap Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***             -5.62%  11.40%       13.28%
----------------------------------------------------------------

* The Fund's inception date is February 16, 1993. The Index inception date is February 28, 1993.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 800 smallest U.S. companies out of the 1000 largest U.S. companies.

22                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.62%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.02%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Mid-Cap Fund -- Class A Shares                      1.00%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Mid-Cap Fund -- Class A Shares  $  104  $   325  $   563  $  1,248
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       23

CAPITAL APPRECIATION FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing a sub-adviser that manages in
    STRATEGY:                a growth style, the Fund invests in
                             large cap U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, selects stocks it believes will have above-average sustainable growth rates.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

24                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992    7.74%
1993    9.20%
1994   -7.53%
1995   30.78%
1996   20.93%
1997   31.69%
1998   28.72%
1999   10.13%
2000  -15.12%
2001  -25.97%

BEST QUARTER: 23.57% (12/31/98)

WORST QUARTER: -22.35% (03/31/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the S&P 500 Composite Index.

                                                                 SINCE
CAPITAL APPRECIATION FUND        1 YEAR  5 YEARS  10 YEARS  INCEPTION*
----------------------------------------------------------------------
Fund Return Before Taxes Class
  A                             -25.97%   3.24%     7.27%       10.35%
----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**               -25.98%  -2.87%     2.03%        4.65%
----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of
  Fund Shares**                 -15.82%   2.27%     4.80%        6.36%
----------------------------------------------------------------------
S&P 500 Composite Index Return
  (reflects no deduction for
  fees, expenses, or taxes)***  -11.88%  10.70%    12.93%       14.18%
----------------------------------------------------------------------

* The Fund's inception date is March 1, 1988. The Index inception date is March 31, 1988.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

SEI INVESTMENTS / PROSPECTUS                                       25

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.75%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.15%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Capital Appreciation Fund -- Class A Shares         0.84%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Capital Appreciation Fund --
  Class A Shares                $  117  $   365  $   633  $  1,398
------------------------------------------------------------------

26                                       SEI INVESTMENTS / PROSPECTUS

EQUITY INCOME FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Current income and moderate capital
                             appreciation

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Utilizing a sub-adviser experienced in
    STRATEGY:                selecting stocks with above-average
                             dividend yields, the Fund invests in
                             dividend-paying U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Equity Income Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks of U.S. companies that historically have paid dividends and that have a current dividend yield that is higher than the stocks in the Standard & Poor's 500 Index. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In managing the assets of the Fund, the Sub-Adviser selects stocks that meet its dividend and yield criteria.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that dividend-paying U.S. stocks may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       27

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  10.02%
1993  13.16%
1994  -0.23%
1995  36.07%
1996  16.61%
1997  27.96%
1998  16.12%
1999   2.52%
2000   2.99%
2001  -9.04%

BEST QUARTER: 17.43% (12/31/98)

WORST QUARTER: -12.33% (09/30/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Value Index.

                                                                 SINCE
EQUITY INCOME FUND               1 YEAR  5 YEARS  10 YEARS  INCEPTION*
----------------------------------------------------------------------
Fund Return Before Taxes Class
  A                              -9.04%   7.37%    10.89%       11.69%
----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**               -10.03%   1.92%     6.23%        6.51%
----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of
  Fund Shares**                  -5.08%   5.18%     7.76%        7.47%
----------------------------------------------------------------------
Frank Russell 1000 Value Index
  Return (reflects no
  deduction for fees,
  expenses, or taxes)***         -5.60%  11.13%    14.18%       13.60%
----------------------------------------------------------------------

* The Fund's inception date is March 2, 1988. The Index inception date is June 30, 1988.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.

28                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.69%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.09%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Equity Income Fund -- Class A Shares                0.85%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Equity Income Fund -- Class A
  Shares                        $  111  $   347  $   601  $  1,329
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       29

BALANCED FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Total return with preservation of
                             capital

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Utilizing a sub-adviser, the Fund
    STRATEGY:                balances its investment between common
                             stocks and fixed income securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Balanced Fund invests primarily in a balanced portfolio of common stocks and investment grade fixed income securities, including government and corporate securities. The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, seeks total return in all market environments by purchasing a combination of common stocks with market capitalizations of more than $1 billion and fixed income securities. The Sub-Adviser generally expects to invest 60% of the Fund's assets in common stocks and the remainder in fixed income securities, however, the Sub-Adviser may vary from this target if it believes that common stocks or fixed income securities may provide more favorable opportunities. The Sub-Adviser selects stocks it believes will have above-average sustainable growth rates and fixed income securities which will have an average maturity of approximately three to seven years.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Since the Fund will always have a portion of its assets in fixed income securities, it may not perform as well during periods of stock market appreciation as funds that invest only in stocks.

30                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   13.34%
1993    7.91%
1994   -6.59%
1995   24.34%
1996   13.49%
1997   20.98%
1998   19.52%
1999    5.15%
2000   -9.98%
2001  -13.89%

BEST QUARTER: 11.81% (12/31/98)

WORST QUARTER: -13.03% (03/31/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the S&P 500 Composite Index and the Lehman Brothers Government/Corporate Bond Index.

                                                                 SINCE
BALANCED FUND                    1 YEAR  5 YEARS  10 YEARS  INCEPTION*
----------------------------------------------------------------------
Fund Return Before Taxes Class
  A                             -13.89%   3.34%     6.63%        7.43%
----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**               -14.67%  -0.24%     3.39%        3.87%
----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of
  Fund Shares**                  -8.46%   1.69%     4.24%        4.50%
----------------------------------------------------------------------
S&P 500 Composite Index Return
  (reflects no deduction for
  fees, expenses, or taxes)***  -11.88%  10.70%    12.93%       14.33%
----------------------------------------------------------------------
Lehman Brothers
  Government/Credit Index
  Return (reflects no
  deduction of fees, expenses
  or taxes)***                    8.51%   7.36%     7.27%        8.36%
----------------------------------------------------------------------

* The Fund's inception date is August 7, 1990. The Index inception date is August 31, 1990.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year.

SEI INVESTMENTS / PROSPECTUS                                       31

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.63%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.03%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Balanced Fund -- Class A Shares                     0.75%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Balanced Fund -- Class A
  Shares                        $  105  $   328  $   569  $  1,259
------------------------------------------------------------------

32                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of December 31, 2001, SIMC had approximately $55.8 billion in assets under management. For the fiscal year ended September 30, 2001, SIMC received investment advisory fees, after fee waivers, as a percentage of each Fund's net assets, at the following annual rates:

Large Cap Value Fund                                0.29%
---------------------------------------------------------
Large Cap Growth Fund                               0.34%
---------------------------------------------------------
Tax-Managed Large Cap Fund                          0.34%
---------------------------------------------------------
Small Cap Value Fund                                0.62%
---------------------------------------------------------
Small Cap Growth Fund                               0.64%
---------------------------------------------------------
Tax-Managed Small Cap Fund                          0.57%
---------------------------------------------------------
Mid-Cap Fund                                        0.40%
---------------------------------------------------------
Capital Appreciation Fund                           0.34%
---------------------------------------------------------
Equity Income Fund                                  0.35%
---------------------------------------------------------
Balanced Fund                                       0.36%
---------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       33

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP VALUE FUND:

DEUTSCHE ASSET MANAGEMENT, INC.: Deutsche Asset Management, Inc. (DAMI), located at 280 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the Large Cap Value Fund. James A. Creighton, Managing Director and Head of Global Equity Index, serves as a portfolio manager for a portion of the assets of the Large Cap Value Fund. Prior to joining DAMI in 1999, Mr. Creighton was a managing director and chief investment officer of global index investments at Barclays Global Investors and prior to that division president of Barclays Global Investors Canada Limited.

IRIDIAN ASSET MANAGEMENT LLC: Iridian Asset Management LLC (Iridian), located at 276 Post Road West, Westport, Connecticut 06880, serves as a Sub-Adviser to the Large Cap Value Fund. David L. Cohen, Principal, of Iridian serves as portfolio manager for a portion of the assets of the Large Cap Value Fund. Mr. Cohen is one of Iridian's founding partners, and has 20 years of investment experience. Additionally, since November 1995, Mr. Cohen has been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc. with responsibility for First Eagle Fund of America, a separate series of First Eagle Trust, a registered investment company.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 200 West Madison Street, Chicago, Illinois 60602, serves as a Sub-Adviser to the Large Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers for a portion of the assets of the Large Cap Value Fund. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the Large Cap Value Fund managed by LSV.

SANFORD C. BERNSTEIN & CO., LLC.: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Large Cap Value Fund. Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers for a portion of the assets of the Large Cap Value Fund on behalf of Bernstein. Mr. Sanders has been a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak, Executive Vice President and Chief Investment Officer - U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.

LARGE CAP GROWTH FUND:

ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Growth Fund. A committee of investment professionals at Alliance manages a portion of the assets of the Large Cap Growth Fund.

DUNCAN-HURST CAPITAL MANAGEMENT INC.: Duncan-Hurst Capital Management Inc. (Duncan-Hurst), located at 4365 Executive Drive, Suite 1520, San Diego, California 92121, serves as a Sub-Adviser to the Large Cap Growth Fund. David Magee serves as portfolio manager for a portion of the assets of the Large Cap Growth Fund. Mr. Magee joined Duncan-Hurst in 1992 and is Vice President and Portfolio Manager. He has over 18 years of investment experience.

PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management (Peregrine) Inc., located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the Large Cap Growth Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, of Peregrine serve as portfolio managers for a portion of the assets of the Large Cap Growth Fund. Mr. Dale joined Peregrine in 1987, and has 33 years of

34                                       SEI INVESTMENTS / PROSPECTUS

investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 13 years of investment management experience.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Growth Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, serve as portfolio managers for a portion of the assets of the Large Cap Growth Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 30 years of investment management experience.

TAX-MANAGED LARGE CAP FUND:

ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A committee of investment professionals at Alliance manages a portion of the assets of the Tax-Managed Large Cap Fund.

DEUTSCHE ASSET MANAGEMENT, INC.: Deutsche Asset Management, Inc. (DAMI), located at 280 Park Avenue, New York, New York, 10017 serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. James A. Creighton, Managing Director and Head of Global Equity Index, serves as a portfolio manager of the portion of the Tax-Managed Large Cap Fund. Prior to joining DAMI in 1999, Mr. Creighton was a managing director and chief investment officer of global index investments at Barclays Global Investors and prior to that division president of Barclays Global Investors Canada Limited.

EQUINOX CAPITAL MANAGEMENT, LLC: Equinox Capital Management, LLC (Equinox), located at 590 Madison Avenue, 41st Floor, New York, New York 10022, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Ronald J. Ulrich, Chairman and Chief Investment Officer of Equinox manages a portion of the assets of the Tax-Managed Large Cap Fund.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 200 West Madison Street, Chicago, Illinois 60602, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers for a portion of the assets of the Tax-Managed Large Cap Fund. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the portion of the Tax-Managed Large Cap Fund managed by LSV.

PARAMETRIC PORTFOLIO ASSOCIATES: Parametric Portfolio Associates (Parametric), located at 701 Fifth Avenue, Seattle, Washington 98104, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Parametric manages a portion of the assets of the Tax-Managed Large Cap Fund. David Stein, Parametric's Chief Investment Officer, holds primary responsibility. David Stein has been Parametric's CIO since June 1996. The portfolio management team is led by Tom Seto. Tom Seto has been the Leading Portfolio Manager and the Director of Equity Investing since October 1998. Prior to joining Parametric, Mr. Seto served as the Head of US Equity Index Investments at Barclays Global Investors for seven years.

PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, of Peregrine serve as portfolio managers for a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Jeffrey S. Van

SEI INVESTMENTS / PROSPECTUS                                       35

Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, serve as portfolio managers for a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 30 years of investment management experience.

SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers for a portion of the assets of the Tax-Managed Large Cap Fund on behalf of Bernstein. Mr. Sanders has been a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak, Executive Vice President and Chief Investment Officer - U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.

SMALL CAP VALUE FUND:

ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Value Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. Prior to joining Artisan in 1997, Mr. Satterwhite was a portfolio manager at Wachovia Bank, N.A., and Mr. Kieffer was a research analyst at the investment firm McColl Partners.

CHARTWELL INVESTMENT PARTNERS: Chartwell Investment Partners (Chartwell), located at 1235 Westlakes Drive, Suite 330, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to the Small Cap Value Fund. David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, of Chartwell serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. Mr. Dalrymple has been with Chartwell since 1997. Prior to joining Chartwell, Mr. Dalrymple was a Portfolio Manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalrymple and Mr. Zenouzi both have 16 years of investment experience.

DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Executive Vice President and Research Analyst, of David J. Greene serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Messrs. Greene and Nahum have been Principals of the firm for the past five years.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 200 West Madison Street, Chicago, Illinois 60602, serves as a Sub-Adviser to the Small Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the Small Cap Value Fund managed by LSV.

SECURITY CAPITAL RESEARCH AND MANAGEMENT INCORPORATED: Security Capital Research and Management Incorporated (Security Capital), located at 11 South LaSalle Street, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Value Fund. Anthony R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for a portion of the

36                                       SEI INVESTMENTS / PROSPECTUS

assets of the Small Cap Value Fund allocated to Security Capital. The members of the Portfolio Management Committee have an average of 19 years of investment experience.

STERLING CAPITAL MANAGEMENT: Sterling Capital Management (Sterling), located at One First Union Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202, serves as a Sub-Adviser to the Small Cap Value Fund. Eduardo A. Brea, CFA, and Brian R. Walton, CFA, of Sterling serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Managing Director, Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.

SMALL CAP GROWTH FUND:

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1860, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Growth Fund. Ronald A. Sauer and Stephen C. Brink, CFA, serve as portfolio managers for a portion of the Small Cap Growth Funds assets managed by Mazama. Helen M. Degener contributes ongoing strategic advice and research with respect to the portfolio. Mr. Sauer is a founder, President and Senior Portfolio Manager at Mazama, and has over 22 years of investment experience. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Co., Inc., where he had worked since 1983. Mr. Brink is a Senior Vice President and Director of Research at Mazama, and has over 24 years of investment experience. Prior to joining Mazama in 1997, he was Chief Investment Officer at US Trust's Pacific Northwest office, where he had been employed since 1984. Ms. Degener is Director and Chief Investment Officer at Mazama and has over 31 years of investment experience. Prior to joining Mazama, she was Senior Vice President and a portfolio manager at Fiduciary Trust Company International, where she had worked since 1994.

MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Growth Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as Portfolio Managers for a portion of the assets of the Small Cap Growth Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, serves as a Sub-Adviser to the Small Cap Growth Fund. Catherine Somhegyi Nicholas serves as Chief Investment Officer of Nicholas-Applegate overseeing the firm's global equity management and trading strategies. Stacie R. Nutt, Ph.D. is the lead portfolio manager of the portfolio management team responsible for the day-to-day management of a portion of the Small Cap Growth Fund's assets. Mr. Nutt has been a fund manager and investment team leader since 1999. Prior to joining Nicholas-Applegate, he had six years of investment experience with Vestek Systems, Inc. and Virginia Tech and Georgia Institute of Technology.

RS INVESTMENT MANAGEMENT, L.P.: RS Investment Management, L.P. (RSIM), located at 388 Market Street, Suite 200, San Francisco, California 94111, serves as a Sub-Adviser to the Small Cap Growth Fund. Jim Callinan of RSIM serves as portfolio manager for a portion of the assets of the Small Cap Growth Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments (Putnam) in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund.

SAWGRASS ASSET MANAGEMENT, LLC: Sawgrass Asset Management, LLC (Sawgrass), located at 1579 The Greens Way, Jacksonville Beach, Florida 32250, serves as a Sub-Adviser to the Small Cap Growth Fund. Dean McQuiddy, CPA, of Sawgrass serves as portfolio manager for a portion of the assets of the Small Cap Growth Fund. Mr. McQuiddy, a founding Principal of

SEI INVESTMENTS / PROSPECTUS                                       37

Sawgrass, has 19 years of investment experience. Prior to joining Sawgrass, he created the Barnett Small Cap Growth Product.

WALL STREET ASSOCIATES: Wall Street Associates (WSA), located at 1200 Prospect Street, Suite 100, La Jolla, California 92037, serves as a Sub-Adviser to the Small Cap Growth Fund. William Jeffery III and Kenneth F. McCain of WSA serve as portfolio managers for a portion of the assets of the Small Cap Growth Fund. Each is a controlling principal of WSA. They each have over 29 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager for a portion of the assets of the Small Cap Growth Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 20 years of investment experience.

TAX-MANAGED SMALL CAP FUND:

DAVID J. GREENE AND COMPANY, LLC: David J. Greene & Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Executive Vice President and Research Analyst, of David J. Greene serve as portfolio managers for a portion of the assets of the Tax-Managed Small Cap Fund. Messrs. Greene and Nahum have been Principals of the firm for the past five years.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 200 West Madison Street, Chicago, Illinois 60602, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers for a portion of the assets of the Tax-Managed Small Cap Fund. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.40% of the average monthly market value of the assets of the Tax-Managed Small Cap Fund managed by LSV.

MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Robert B. Gillam, Frederic
H. Parke and Sheldon Lien of McKinley Capital serve as Portfolio Managers for a portion of the assets of the Tax-Managed Small Cap Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

SAWGRASS ASSET MANAGEMENT, LLC: Sawgrass Asset Management, LLC (Sawgrass), located at 1579 The Greens Way, Jacksonville Beach, Florida 32250, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Dean McQuiddy, CPA, of Sawgrass serves as portfolio manager for a portion of the assets of the Tax-Managed Small Cap Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 19 years of investment experience. Prior to joining Sawgrass, he created the Barnett Small Cap Growth Product.

STERLING CAPITAL MANAGEMENT: Sterling Capital Management (Sterling), located at One First Union Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Eduardo A. Brea, CFA, and Brian R. Walton, CFA, of Sterling serve as Portfolio Managers for a portion of the assets of the Tax-Managed Small Cap Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Managing Director, Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.

MID-CAP FUND:

MARTINGALE ASSET MANAGEMENT, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02210, serves as the Sub-Adviser to the Mid-Cap Fund. William E. Jacques, CFA, of Martingale,

38                                       SEI INVESTMENTS / PROSPECTUS

serves as portfolio manager for the Mid-Cap Fund. Mr. Jacques is an Executive Vice President and has been with Martingale since 1987.

CAPITAL APPRECIATION FUND:

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as the Sub-Adviser to the Capital Appreciation Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, serve as portfolio managers for a portion of the assets of the Capital Appreciation Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 30 years of investment management experience.

EQUITY INCOME FUND:

HIGHMARK CAPITAL MANAGEMENT, INC.: HighMark Capital Management, Inc. (HighMark), located at 475 Sansome Street, Suite 1400, San Francisco, California 94111, serves as the Sub-Adviser to the Equity Income Fund. A team of investment professionals at HighMark provides investment advice to the Equity Income Fund.

BALANCED FUND:

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as the Sub-Adviser to the Balanced Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, serve as portfolio managers for a portion of the assets of the Balanced Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 30 years of investment management experience.

SEI INVESTMENTS / PROSPECTUS                                       39

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

40                                       SEI INVESTMENTS / PROSPECTUS

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.
--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

SEI INVESTMENTS / PROSPECTUS                                       41

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

The Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

42                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                       Net
                                                     Realized
                                                       And
                                                    Unrealized                 Distributions   Net
                            Net Asset      Net        Gains     Distributions      from       Asset
                              Value,    Investment   (Losses)     from Net       Realized     Value,
                            Beginning     Income        on       Investment       Capital     End of   Total
                            of Period     (Loss)    Securities     Income          Gains      Period  Return
-------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $18.70       $0.21      $(1.14)      $(0.22)        $(0.16)     $17.39   (5.08)%
-------------------------------------------------------------------------------------------------------------
 2000                          18.97        0.27        0.56        (0.26)         (0.84)      18.70    4.47
-------------------------------------------------------------------------------------------------------------
 1999                          17.31        0.24        2.67        (0.24)         (1.01)      18.97   17.13
-------------------------------------------------------------------------------------------------------------
 1998                          19.37        0.25       (0.42)       (0.26)         (1.63)      17.31   (1.40)
-------------------------------------------------------------------------------------------------------------
 1997                          14.78        0.28        5.77        (0.29)         (1.17)      19.37   44.12
-------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $36.24      $(0.06)    $(17.75)      $   --         $(1.70)(5)  $16.73  (51.08)%
-------------------------------------------------------------------------------------------------------------
 2000                          28.58       (0.04)       8.67           --          (0.97)      36.24   30.67
-------------------------------------------------------------------------------------------------------------
 1999                          21.01       (0.05)       7.92           --          (0.30)      28.58   37.74
-------------------------------------------------------------------------------------------------------------
 1998                          20.40        0.03        1.62        (0.04)         (1.00)      21.01    8.35
-------------------------------------------------------------------------------------------------------------
 1997                          15.03        0.03        6.33        (0.05)         (0.94)      20.40   44.35
-------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $13.62       $0.07      $(4.13)      $(0.07)        $   --      $ 9.49  (29.92)%
-------------------------------------------------------------------------------------------------------------
 2000                          12.65        0.09        1.00        (0.09)         (0.03)      13.62    8.66
-------------------------------------------------------------------------------------------------------------
 1999                           9.61        0.08        3.04        (0.08)            --       12.65   32.60
-------------------------------------------------------------------------------------------------------------
 1998 (1)                      10.00        0.04       (0.42)       (0.01)            --        9.61   (3.82)+
-------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                                Net
                                                      Ratio of    Ratio of   Investment
                                           Ratio of     Net       Expenses     Income
                                           Expenses  Investment  to Average  (Loss) to
                                              to       Income       Net       Average
                             Net Assets    Average   (Loss) to     Assets    Net Assets  Portfolio
                            End of Period    Net      Average    (Excluding  (Excluding  Turnover
                            ($ Thousands)   Assets   Net Assets   Waivers)    Waivers)     Rate
--------------------------
LARGE CAP VALUE FUND
--------------------------
CLASS A
--------------------------
 2001                        $3,590,194      0.85%      1.11%       0.97%       0.99%         89%
--------------------------
 2000                         3,548,830      0.85       1.55        0.97        1.43          70
--------------------------
 1999                         2,452,540      0.85       1.26        0.85        1.26          49
--------------------------
 1998                         1,410,903      0.85       1.42        0.85        1.42          79
--------------------------
 1997                           866,826      0.85       1.74        0.85        1.74          67
--------------------------
LARGE CAP GROWTH FUND
--------------------------
CLASS A
--------------------------
 2001                        $3,487,142      0.85%     (0.29)%      1.03%      (0.47)%       112%
--------------------------
 2000                         4,898,050      0.85      (0.32)       1.02       (0.49)         69
--------------------------
 1999                         2,626,807      0.85      (0.24)       0.90       (0.29)         45
--------------------------
 1998                         1,379,199      0.85       0.11        0.90        0.06          80
--------------------------
 1997                           800,479      0.85       0.22        0.90        0.17          73
--------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------
CLASS A
--------------------------
 2001                        $1,658,097      0.85%      0.60%       1.01%       0.44%         84%
--------------------------
 2000                         1,969,302      0.85       0.69        1.06        0.48          47
--------------------------
 1999                           710,136      0.85       0.71        0.90        0.66          21
--------------------------
 1998 (1)                       170,097      0.85       1.18        0.90        1.13          12
--------------------------

SEI INVESTMENTS / PROSPECTUS                                       43

                                                       Net
                                                     Realized
                                                       And
                                                    Unrealized                 Distributions   Net
                            Net Asset      Net        Gains     Distributions      from       Asset
                              Value,    Investment   (Losses)     from Net       Realized     Value,
                            Beginning     Income        on       Investment       Capital     End of   Total
                            of Period     (Loss)    Securities     Income          Gains      Period  Return
-------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $16.13       $0.13      $ 0.36       $(0.14)        $(0.82)     $15.66    3.12%
-------------------------------------------------------------------------------------------------------------
 2000                          14.06        0.15        2.05        (0.13)            --       16.13   15.74
-------------------------------------------------------------------------------------------------------------
 1999                          13.67        0.05        0.57        (0.05)         (0.18)      14.06    4.47
-------------------------------------------------------------------------------------------------------------
 1998                          17.85        0.05       (2.22)       (0.04)         (1.97)      13.67  (13.68)
-------------------------------------------------------------------------------------------------------------
 1997                          13.17        0.05        5.74        (0.05)         (1.06)      17.85   47.16
-------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $30.57      $(0.14)    $(10.81)          --         $(7.27)(5)  $12.35  (42.83)%
-------------------------------------------------------------------------------------------------------------
 2000                          21.12       (0.01)      11.28           --          (1.82)      30.57   55.28
-------------------------------------------------------------------------------------------------------------
 1999                          13.68       (0.12)       7.62           --          (0.06)      21.12   55.00
-------------------------------------------------------------------------------------------------------------
 1998                          19.32       (0.08)      (4.92)          --          (0.64)      13.68  (26.53)
-------------------------------------------------------------------------------------------------------------
 1997                          20.51        0.02        2.64           --          (3.85)      19.32   17.23
-------------------------------------------------------------------------------------------------------------
TAX-MANAGED SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001(2)                      $10.00          --      $(1.84)      $(0.01)(4)         --       $8.15  (18.46)%+
-------------------------------------------------------------------------------------------------------------
MID-CAP FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $17.42       $0.07      $(3.22)      $(0.08)        $(2.00)(6)  $12.19  (19.59)%
-------------------------------------------------------------------------------------------------------------
 2000                          15.19        0.07        3.76        (0.07)         (1.53)      17.42   27.14
-------------------------------------------------------------------------------------------------------------
 1999                          14.00        0.07        2.21        (0.07)         (1.02)      15.19   16.53
-------------------------------------------------------------------------------------------------------------
 1998                          19.56        0.13       (2.67)       (0.15)         (2.87)      14.00  (15.41)
-------------------------------------------------------------------------------------------------------------
 1997                          14.96        0.13        5.86        (0.14)         (1.25)      19.56   43.13
-------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                                Net
                                                      Ratio of    Ratio of   Investment
                                           Ratio of     Net       Expenses     Income
                                           Expenses  Investment  to Average  (Loss) to
                                              to       Income       Net       Average
                             Net Assets    Average   (Loss) to     Assets    Net Assets  Portfolio
                            End of Period    Net      Average    (Excluding  (Excluding  Turnover
                            ($ Thousands)   Assets   Net Assets   Waivers)    Waivers)     Rate
--------------------------
SMALL CAP VALUE FUND
--------------------------
CLASS A
--------------------------
 2001                          $794,109      1.10%      0.78%       1.26%       0.62%         99%
--------------------------
 2000                           897,276      1.10       1.03        1.28        0.85         119
--------------------------
 1999                           572,125      1.10       0.38        1.10        0.38         130
--------------------------
 1998                           430,010      1.10       0.34        1.10        0.34          77
--------------------------
 1997                           323,337      1.11       0.37        1.11        0.37          98
--------------------------
SMALL CAP GROWTH FUND
--------------------------
CLASS A
--------------------------
 2001                        $  821,391      1.10%     (0.80)%      1.29%      (0.99)%       157%
--------------------------
 2000                         1,575,462      1.10      (0.74)       1.27       (0.91)        182
--------------------------
 1999                           931,024      1.10      (0.72)       1.10       (0.72)        141
--------------------------
 1998                           536,393      1.10      (0.56)       1.10       (0.56)        128
--------------------------
 1997                           561,414      1.10      (0.60)       1.10       (0.60)        107
--------------------------
TAX-MANAGED SMALL CAP FUND
--------------------------
CLASS A
--------------------------
 2001(2)                       $125,129      1.10%     (0.04)%      1.30%      (0.24)%        82%
--------------------------
MID-CAP FUND
--------------------------
CLASS A
--------------------------
 2001                           $32,976      1.00%      0.51%       1.02%       0.49%        193%
--------------------------
 2000                            42,148      1.00       0.48        1.05        0.43         170
--------------------------
 1999                            34,995      1.00       0.40        1.00        0.40         139
--------------------------
 1998                            35,160      1.00       0.93        1.00        0.93         106
--------------------------
 1997                            35,047      0.93       0.79        0.94        0.78          92
--------------------------

44                                       SEI INVESTMENTS / PROSPECTUS

                                                       Net
                                                     Realized
                                                       And
                                                    Unrealized                 Distributions   Net
                            Net Asset      Net        Gains     Distributions      from       Asset
                              Value,    Investment   (Losses)     from Net       Realized     Value,
                            Beginning     Income        on       Investment       Capital     End of   Total
                            of Period     (Loss)    Securities     Income          Gains      Period  Return
-------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $11.80      $   --      $(4.34)      $   --         $(3.33)(7)  $ 4.13  (48.17)%
-------------------------------------------------------------------------------------------------------------
 2000                          13.23        0.05        2.03        (0.08)         (3.43)      11.80   18.46
-------------------------------------------------------------------------------------------------------------
 1999                          14.01        0.07        2.92        (0.09)         (3.68)      13.23   23.13
-------------------------------------------------------------------------------------------------------------
 1998                          18.20        0.16        0.92        (0.16)         (5.11)      14.01    7.08
-------------------------------------------------------------------------------------------------------------
 1997                          18.14        0.21        4.65        (0.22)         (4.58)      18.20   34.02
-------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $ 9.30       $0.11      $(1.12)      $(0.13)        $(1.95)(8)  $ 6.21  (13.46)%
-------------------------------------------------------------------------------------------------------------
 2000                          12.59        0.20        0.50        (0.22)         (3.77)       9.30    6.60
-------------------------------------------------------------------------------------------------------------
 1999                          14.61        0.24        1.87        (0.24)         (3.89)      12.59   15.35
-------------------------------------------------------------------------------------------------------------
 1998                          18.02        0.41       (0.09)       (0.38)         (3.35)      14.61    1.51
-------------------------------------------------------------------------------------------------------------
 1997                          16.40        0.39        4.33        (0.42)         (2.68)      18.02   33.46
-------------------------------------------------------------------------------------------------------------
BALANCED FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $12.08       $0.21      $(3.60)      $(0.22)        $(0.95)(9)  $ 7.52  (30.33)%
-------------------------------------------------------------------------------------------------------------
 2000                          12.49        0.28        0.80        (0.31)         (1.18)      12.08    9.18
-------------------------------------------------------------------------------------------------------------
 1999                          13.17        0.31        1.10        (0.34)         (1.75)      12.49   11.22
-------------------------------------------------------------------------------------------------------------
 1998                          14.06        0.41        0.80        (0.40)         (1.70)      13.17    9.49
-------------------------------------------------------------------------------------------------------------
 1997                          13.94        0.41        2.27        (0.42)         (2.14)      14.06   22.38
-------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                                Net
                                                      Ratio of    Ratio of   Investment
                                           Ratio of     Net       Expenses     Income
                                           Expenses  Investment  to Average  (Loss) to
                                              to       Income       Net       Average
                             Net Assets    Average   (Loss) to     Assets    Net Assets  Portfolio
                            End of Period    Net      Average    (Excluding  (Excluding  Turnover
                            ($ Thousands)   Assets   Net Assets   Waivers)    Waivers)     Rate
--------------------------
CAPITAL APPRECIATION FUND
--------------------------
CLASS A
--------------------------
 2001                          $ 15,602      0.84%      0.01%       1.15%      (0.30)%       133%
--------------------------
 2000                            47,042      0.84       0.41        1.02        0.23         140
--------------------------
 1999                            84,597      0.84       0.47        0.91        0.41         147
--------------------------
 1998                           118,741      0.84       1.03        0.89        0.98         238
--------------------------
 1997                           164,238      0.84       1.20        0.89        1.15         178
--------------------------
EQUITY INCOME FUND
--------------------------
CLASS A
--------------------------
 2001                          $ 20,876      0.85%      1.53%       1.09%       1.29%         17%
--------------------------
 2000                            35,698      0.85       1.88        1.02        1.71          91
--------------------------
 1999                            80,835      0.85       1.66        0.91        1.60          75
--------------------------
 1998                           116,576      0.85       1.85        0.90        1.80          66
--------------------------
 1997                           173,766      0.85       2.38        0.90        2.33          40
--------------------------
BALANCED FUND
--------------------------
CLASS A
--------------------------
 2001                           $19,372      0.75%      2.22%       1.03%       1.94%        132%
--------------------------
 2000                            39,083      0.75       2.34        1.02        2.07         205
--------------------------
 1999                            54,487      0.75       2.39        0.75        2.39         188
--------------------------
 1998                            56,256      0.75       2.90        0.80        2.85         183
--------------------------
 1997                            51,195      0.75       3.15        0.81        3.09         197
--------------------------

+ Returns are for the period indicated and have not been annualized.

(1) Commenced operations on March 4, 1998. All ratios for the period have been annualized.

(2) Commenced operations on October 31, 2000. All ratios for the period have been annualized.

(3) Includes distributions in excess of realized capital gains of $(0.49) for Class A of the Large Cap Growth Fund.

(4) Return of Capital.

(5) Includes distributions in excess of realized capital gains of $(0.38) for Class A of the Small Cap Growth Fund.

(6) Includes distributions in excess of realized capital gains of $(0.06) for Class A of the Mid-Cap Fund.

(7) Includes distributions in excess of realized capital gains of $(0.04) for Class A of the Capital Appreciation Fund.

(8) Includes distributions in excess of realized capital gains of $(0.06) for Class A of the Equity Income Fund.

(9) Includes distributions in excess of realized capital gains of $(0.01) for Class A of the Balanced Fund.

Amounts designated as "--" are zero or have been rounded to zero.

SEI INVESTMENTS


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January 31, 2002, contains more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Funds at:
                  1 Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.


SEI-F-102 (1/02)


SEI INVESTMENTS


Fixed Income

----------------------
Core Fixed Income Fund
----------------------
High Yield Bond Fund
----------------------
Class A
----------------------
Prospectus as of
January 31, 2002
----------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSTITUTIONAL MANAGED TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Core Fixed Income Fund                                                 2
------------------------------------------------------------------------
High Yield Bond Fund                                                   6
------------------------------------------------------------------------
More Information About Fund Investments                                9
------------------------------------------------------------------------
Investment Adviser and Sub-Advisers                                    9
------------------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares                        11
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    13
------------------------------------------------------------------------
Financial Highlights                                                  14
------------------------------------------------------------------------
How To Obtain More Information About SEI Institutional
Managed Trust                                                 Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

CORE FIXED INCOME FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Current income and preservation of
                             capital

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY:                have fixed income investment expertise,
                             the Fund invests in investment grade
                             U.S. fixed income securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.9 years).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

4                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   5.98%
1993   8.76%
1994  -4.89%
1995  20.04%
1996   3.69%
1997   9.51%
1998   8.53%
1999  -1.79%
2000  12.52%
2001   6.95%

BEST QUARTER: 6.78% (06/30/95)

WORST QUARTER: -3.98% (03/31/94)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Lehman Brothers Aggregate Bond Index.

                                                                SINCE
CORE FIXED INCOME FUND          1 YEAR  5 YEARS  10 YEARS  INCEPTION*
---------------------------------------------------------------------
Fund Return Before Taxes Class
  A                             6.95%    7.03%      6.72%       7.64%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**               4.16%    4.33%      4.03%       3.17%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of
  Fund Shares**                 4.31%    4.29%      4.07%       3.14%
---------------------------------------------------------------------
Lehman Brothers Aggregate Bond
  Index Return (reflects no
  deduction for fees,
  expenses, or taxes)***        8.42%    7.43%      7.23%       8.48%
---------------------------------------------------------------------

* The Fund's inception date is May 4, 1987. The Index inception date is May 31, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its market performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

SEI INVESTMENTS / PROSPECTUS                                       5

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                        0.28%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                        None
---------------------------------------------------------------------
Other Expenses                                                  0.56%
---------------------------------------------------------------------
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                          0.84%*
---------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Core Fixed Income Fund -- Class A Shares            0.60%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Core Fixed Income Fund --
  Class A Shares                $   86  $   268  $   466  $  1,037
------------------------------------------------------------------

6                                       SEI INVESTMENTS / PROSPECTUS

HIGH YIELD BOND FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Total return

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY:                have high yield investment expertise,
                             the Fund invests in high yield, high
                             risk securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       7

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  15.06%
1997  14.54%
1998   1.40%
1999   3.61%
2000  -7.24%
2001   6.92%

BEST QUARTER: 6.12% (12/31/01)

WORST QUARTER: -5.47% (12/31/00)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the CS First Boston High Yield Index.

                                                           SINCE
HIGH YIELD BOND FUND                 1 YEAR  5 YEARS  INCEPTION*
----------------------------------------------------------------
Fund Return Before Taxes Class A     6.92%    3.60%        6.97%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    2.95%   -0.32%        2.97%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                           4.18%    0.98%        3.66%
----------------------------------------------------------------
CS First Boston High Yield Index
  Return (reflects no deduction for
  fees, expenses, or taxes)***       5.80%    3.25%        6.36%
----------------------------------------------------------------

* The Fund's inception date is January 11, 1995. The Index inception date is January 31, 1995.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its market performance would be lower. The CS First Boston High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. Revisions to the Index are effected weekly. The Index reflects the reinvestment of dividends.

8                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                        0.49%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                        None
---------------------------------------------------------------------
Other Expenses                                                  0.63%
---------------------------------------------------------------------
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                          1.12%*
---------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

High Yield Bond Fund -- Class A Shares              0.85%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
High Yield Bond Fund -- Class
  A Shares                      $  114  $   356  $   617  $  1,363
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       9

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of December 31, 2001, SIMC had approximately $55.8 billion in assets under management. For the fiscal year ended September 30, 2001, SIMC received investment advisory fees, after fee waivers, as a percentage of each Fund's net assets, at the following annual rates:

Core Fixed Income Fund                              0.22%
---------------------------------------------------------
High Yield Bond Fund                                0.40%
---------------------------------------------------------

SUB-ADVISERS AND PORTFOLIO MANAGERS

CORE FIXED INCOME FUND:

BLACKROCK FINANCIAL MANAGEMENT, INC.: BlackRock Financial Management, Inc. (BlackRock), located at 345 Park Avenue, 30th Floor, New York, New York 10154, serves as a Sub-Adviser to the Core Fixed Income Fund. Keith Anderson and Andrew Phillips of BlackRock serve as portfolio managers for a portion of the assets of the Core Fixed Income Fund. Mr. Anderson is a Managing Director, Chief Investment Officer, Fixed Income and Co-Chair of Investment Strategy Group at BlackRock, and has 18 years of experience investing in fixed income securities. Mr. Phillips is also a Managing Director and portfolio manager with primary responsibility for the management of the firm's investment activities in fixed-rate mortgage securities with over 15 years of experience investing in fixed income securities.

ROBERT W. BAIRD & CO., INCORPORATED: Robert W. Baird & Co., Incorporated (Baird), located at 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Core Fixed Income Fund. Charles B. Groeschell of Baird

10                                       SEI INVESTMENTS / PROSPECTUS

serves as portfolio manager for a portion of the assets of the Core Fixed Income Fund. Prior to joining Baird in February 2000, Mr. Groeschell was a Senior Vice President and portfolio manager at Firstar Investment Management & Research Company, LLC. Mr. Groeschell has over 19 years of investment experience.

WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (Western Asset), located at 117 East Colorado Boulevard, Pasadena, California 91105, serves as a Sub-Adviser to the Core Fixed Income Fund. A committee of investment professionals at Western Asset, led by Chief Investment Officer Kenneth Leech, manages a portion of the assets of the Core Fixed Income Fund.

HIGH YIELD BOND FUND:

CREDIT SUISSE ASSET MANAGEMENT, LLC: Credit Suisse Asset Management, LLC (Credit Suisse), located at 153 East 53rd Street, New York, New York 10022, serves as a Sub-Adviser to the High Yield Bond Fund. Richard J. Lindquist, CFA, of Credit Suisse serves as portfolio manager for a portion of the assets of the High Yield Bond Fund. Mr. Lindquist joined Credit Suisse in 1995 as a result of Credit Suisse's acquisition of CS First Boston Investment Management, and has over 15 years of investment management experience, all of which were with high yield bonds.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals, led by Doug G. Forsyth, CFA, serve as portfolio managers for a portion of the assets of the High Yield Bond Fund. Mr. Forsyth has been a fund manager and investment team leader at Nicholas-Applegate since 1994.

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Nomura Corporate Research and Asset Management Inc. (Nomura), located at 2 World Financial Center, Building B, 25th Floor, New York, New York 10281, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Levine, CFA, President and Chief Executive Officer of Nomura applies a team approach to portfolio management by working alongside his team of portfolio managers, David Crall, CFA, Director; Stephen Kotsen, CFA, Vice President; and Seth Chadbourne, CFA, Vice President, to manage Nomura's high yield bond portfolios and research analysis. Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created their first high yield bond mutual fund. David Crall and Seth Chadbourne have been with Nomura for ten and six years, respectively, working in both analyst and portfolio manager roles. Prior to joining Nomura in 1999, Stephen Kotsen worked at Lazard Freres Asset Management as a portfolio manager in the high yield group.

SHENKMAN CAPITAL MANAGEMENT, INC.: Shenkman Capital Management, Inc. (Shenkman), located at 461 Fifth Avenue, New York, New York 10017, serves as a Sub-Adviser to the High Yield Bond Fund. Mark Shenkman, President and Chief Investment Officer, and Frank Whitley, Executive Vice President, of Shenkman serve as portfolio managers for a portion of the assets of the High Yield Bond Fund. Mr. Shenkman has served in these roles since he founded the firm in 1985.
Mr. Whitley joined Shenkman in 1988, and has co-managed the investment process since 1994. Mr. Shenkman and Mr. Whitley have a combined 48 years of investment experience.

SEI INVESTMENTS / PROSPECTUS                                       11

PURCHASING, SELLING, AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and their intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

12                                       SEI INVESTMENTS / PROSPECTUS

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

SEI INVESTMENTS / PROSPECTUS                                       13

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Core Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

It is expected that distributions by each Fund will consist primarily of ordinary income.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

14                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Funds' operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                       Net
                                                     Realized
                                                       and
                                                    Unrealized                 Distributions   Net
                            Net Asset                 Gains     Distributions      from       Asset
                              Value,       Net       (Losses)     from Net       Realized     Value,
                            Beginning   Investment      on       Investment       Capital     End of   Total
                            of Period     Income    Securities     Income          Gains      Period  Return
-------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $10.08      $0.61       $ 0.67       $(0.61)        $    --     $10.75    13.00%
-------------------------------------------------------------------------------------------------------------
 2000                          10.03       0.62         0.05        (0.62)             --      10.08     6.97
-------------------------------------------------------------------------------------------------------------
 1999                          10.92       0.56        (0.66)       (0.56)          (0.23)     10.03    (0.96)
-------------------------------------------------------------------------------------------------------------
 1998                          10.40       0.61         0.54        (0.61)          (0.02)     10.92    11.42
-------------------------------------------------------------------------------------------------------------
 1997                          10.23       0.63         0.33        (0.63)          (0.16)     10.40     9.80
-------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------
 2001                         $ 9.15      $0.88       $(1.29)      $(0.88)        $    --     $ 7.86    (4.76)%
-------------------------------------------------------------------------------------------------------------
 2000                          10.11       0.96        (0.96)       (0.96)             --       9.15    (0.09)
-------------------------------------------------------------------------------------------------------------
 1999                          10.81       1.02        (0.64)       (1.02)          (0.06)     10.11     3.51
-------------------------------------------------------------------------------------------------------------
 1998                          11.66       1.04        (0.75)       (1.04)          (0.10)     10.81     2.25
-------------------------------------------------------------------------------------------------------------
 1997                          11.14       1.04         0.57        (1.04)          (0.05)     11.66    15.30
-------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                  Ratio of      Net
                                           Ratio of   Ratio of    Expenses   Investment
                                           Expenses     Net      to Average  Income to
                                              to     Investment     Net       Average
                             Net Assets    Average   Income to     Assets    Net Assets  Portfolio
                            End of Period    Net      Average    (Excluding  (Excluding  Turnover
                            ($ Thousands)   Assets   Net Assets   Waivers)    Waivers)     Rate
--------------------------
CORE FIXED INCOME FUND
--------------------------
CLASS A
--------------------------
 2001                        $3,519,061      0.60%       5.79%      0.84%        5.55%      358%
--------------------------
 2000                         3,113,103      0.60        6.27       0.83         6.04       265
--------------------------
 1999                         2,348,453      0.60        5.47       0.60         5.47       334
--------------------------
 1998                         1,465,285      0.60        5.77       0.60         5.77       344
--------------------------
 1997                         1,063,335      0.60        6.17       0.61         6.16       216
--------------------------
HIGH YIELD BOND FUND
--------------------------
CLASS A
--------------------------
 2001                        $  721,314      0.85%      10.27%      1.12%       10.00%      105%
--------------------------
 2000                           763,941      0.85        9.92       1.12         9.65        40
--------------------------
 1999                           507,218      0.85        9.62       0.89         9.58        17
--------------------------
 1998                           314,937      0.85        8.94       0.89         8.90        56
--------------------------
 1997                           236,457      0.86        9.33       0.91         9.28        68
--------------------------

Amounts designated as "--" are zero or have been rounded to zero.

SEI INVESTMENTS





More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January 31, 2002, contains more detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet: http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

SEI-F-105  (1/02)

SEI INVESTMENTS

Equity

Large Cap Value Fund
----------------------
Large Cap Growth Fund
----------------------
Small Cap Value Fund
----------------------
Small Cap Growth Fund
----------------------
Core Fixed Income Fund
----------------------
Class I
----------------------
Prospectus as of
January 31, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSTITUTIONAL MANAGED TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class I Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Large Cap Value Fund                                                   2
------------------------------------------------------------------------
Large Cap Growth Fund                                                  5
------------------------------------------------------------------------
Small Cap Value Fund                                                   8
------------------------------------------------------------------------
Small Cap Growth Fund                                                 11
------------------------------------------------------------------------
Core Fixed Income Fund                                                14
------------------------------------------------------------------------
More Information About Fund Investments                               18
------------------------------------------------------------------------
Investment Adviser and Sub-Advisers                                   18
------------------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares                        23
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    25
------------------------------------------------------------------------
Financial Highlights                                                  26
------------------------------------------------------------------------
How To Obtain More Information About SEI Institutional
Managed Trust                                                 Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

LARGE CAP VALUE FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term growth of capital and income

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY:                manage in a value style, the Fund
                             invests in large cap income-producing
                             U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class A Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995  37.75%
1996  20.45%
1997  36.74%
1998  11.35%
1999   4.93%
2000   5.74%
2001  -3.49%

BEST QUARTER: 16.58% (12/31/98)

WORST QUARTER: -13.61% (09/30/98)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Value Index.

                                                           SINCE
LARGE CAP VALUE FUND                 1 YEAR  5 YEARS  INCEPTION*
----------------------------------------------------------------
Fund Return Before Taxes
  Class A                            -3.49%  10.27%       10.39%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    -4.11%   8.48%        7.40%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                           -1.94%   7.78%        6.86%
----------------------------------------------------------------
Frank Russell 1000 Value Index
  Return (reflects no deduction for
  fees, expenses, or taxes)***       -5.60%  11.13%       15.27%
----------------------------------------------------------------

* The Fund commenced operations on April 20, 1987. Prior to October 31, 1994, the Fund was advised by a different investment adviser and performance for that period is not shown. The Index inception date is October 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.35%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.87%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.22%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Distributor may each waive a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Large Cap Value Fund -- Class I Shares              1.10%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Value Fund -- Class
  I Shares                      $  124  $   387  $   670  $  1,477
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

LARGE CAP GROWTH FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY                 manage in a growth style, the Fund
                             invests in large cap U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class A Shares have lower expenses. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995   35.50%
1996   22.70%
1997   34.76%
1998   38.80%
1999   34.20%
2000  -19.41%
2001  -26.50%

BEST QUARTER: 29.31% (12/31/98)

WORST QUARTER: -24.84% (03/31/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Growth Index.

                                                            SINCE
LARGE CAP GROWTH FUND                 1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------
Fund Return Before Taxes
  Class A                            -26.50%   8.26%       13.85%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    -26.50%   7.43%       12.29%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                           -16.14%   6.75%       10.99%
-----------------------------------------------------------------
Frank Russell 1000 Growth Index
  Return (reflects no deduction for
  fees, expenses, or taxes)***       -20.42%   8.27%       14.07%
-----------------------------------------------------------------

* The Fund's inception date is December 20, 1994. The Index inception date is December 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.88%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.28%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Distributor may waive a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Large Cap Growth Fund -- Class I Shares             1.10%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Growth Fund -- Class
  I Shares                      $  130  $   406  $   702  $  1,545
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

SMALL CAP VALUE FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY:                manage in a value style, the Fund
                             invests in common stocks of smaller U.S.
                             companies

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

SEI INVESTMENTS / PROSPECTUS                                       9

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class A Shares have lower expenses. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995  18.21%
1996  22.13%
1997  35.11%
1998  -2.84%
1999  -6.99%
2000  23.13%
2001  12.43%

BEST QUARTER: 16.91% (12/31/98)

WORST QUARTER: -19.78% (09/30/98)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 2000 Value Index.

                                                           SINCE
SMALL CAP VALUE FUND                 1 YEAR  5 YEARS  INCEPTION*
----------------------------------------------------------------
Fund Return Before Taxes Class A     12.43%  11.07%       13.98%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                     9.30%   8.94%       11.65%
----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                            8.26%   8.15%       10.55%
----------------------------------------------------------------
Frank Russell 2000 Value Index
  Return (reflects no deduction for
  fees, expenses, or taxes)***       14.02%  11.21%       14.60%
----------------------------------------------------------------

* The Fund's inception date is December 20, 1994. The Index inception date is December 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest companies with lower growth rates and price-to-book ratios.

10                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.65%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.86%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.51%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Distributor may each waive a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Small Cap Value Fund -- Class I Shares              1.35%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Small Cap Value Fund -- Class
  I Shares                      $  154  $   477  $   824  $  1,802
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

SMALL CAP GROWTH FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term capital appreciation

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY:                manage in a growth style, the Fund
                             invests in common stocks of smaller U.S.
                             companies

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

12                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class A Shares have lower expenses. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993   13.32%
1994    1.74%
1995   39.93%
1996   19.14%
1997    8.38%
1998    5.59%
1999   75.22%
2000  -12.41%
2001  -12.45%

BEST QUARTER: 45.02% (12/31/99)

WORST QUARTER: -29.59% (09/30/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 2000 Growth Index.

                                                            SINCE
SMALL CAP GROWTH FUND                 1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------
Fund Return Before Taxes Class A     -12.45%   8.99%       15.14%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    -12.45%   6.19%       12.02%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                            -7.58%   6.50%       11.73%
-----------------------------------------------------------------
Frank Russell 2000 Growth Index
  Return (reflects no deduction for
  fees, expenses, or taxes)***        -9.23%   2.87%        7.81%
-----------------------------------------------------------------

* The Fund's inception date is April 20, 1992. The Index inception date is April 30, 1992.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2000 smallest U.S. companies out of the 3000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       13

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.65%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.89%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.54%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Distributor may each waive a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Small Cap Growth Fund -- Class I Shares             1.35%
---------------------------------------------------------

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Small Cap Growth Fund -- Class
  I Shares                      $  157  $   486  $   839  $  1,834
------------------------------------------------------------------

14                                       SEI INVESTMENTS / PROSPECTUS

CORE FIXED INCOME FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Current income and preservation of
                             capital

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers that
    STRATEGY:                have fixed income investment expertise,
                             the Fund invests in investment grade
                             U.S. fixed income securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.9 years).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

SEI INVESTMENTS / PROSPECTUS                                       15

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity which provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

16                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class A Shares have lower expenses. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   5.98%
1993   8.76%
1994  -4.89%
1995  20.04%
1996   3.69%
1997   9.51%
1998   8.53%
1999  -1.79%
2000  12.52%
2001   6.95%

BEST QUARTER: 6.78% (06/30/95)

WORST QUARTER: -3.98% (03/31/94)

The table below compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Lehman Brothers Aggregate Bond Index.

                                                                SINCE
CORE FIXED INCOME FUND          1 YEAR  5 YEARS  10 YEARS  INCEPTION*
---------------------------------------------------------------------
Fund Return Before Taxes Class
  A                             6.95%    7.03%      6.72%       7.64%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**               4.16%    4.33%      4.03%       3.17%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of
  Fund Shares**                 4.31%    4.29%      4.07%       3.14%
---------------------------------------------------------------------
Lehman Brothers Aggregate Bond
  Index Return (reflects no
  deduction for fees,
  expenses, or taxes)***        8.42%    7.43%      7.23%       8.48%
---------------------------------------------------------------------

* The Fund's inception date is May 4, 1987. The Index inception date is May 31, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its market performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

SEI INVESTMENTS / PROSPECTUS                                       17

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.28%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.81%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.09%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Distributor may each waive a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

Core Fixed Income Fund -- Class I Shares            0.85%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Core Fixed Income Fund --
  Class I Shares                $  111  $   347  $   601  $  1,329
------------------------------------------------------------------

18                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of December 31, 2001, SIMC had approximately $55.8 billion in assets under management. For the fiscal year ended September 30, 2001, SIMC received investment advisory fees, after fee waivers, as a percentage of each Fund's net assets, at the following annual rates:

Large Cap Value Fund                                0.29%
---------------------------------------------------------
Large Cap Growth Fund                               0.34%
---------------------------------------------------------
Small Cap Value Fund                                0.62%
---------------------------------------------------------
Small Cap Growth Fund                               0.64%
---------------------------------------------------------
Core Fixed Income Fund                              0.22%
---------------------------------------------------------

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP VALUE FUND:

DEUTSCHE ASSET MANAGEMENT, INC.: Deutsche Asset Management, Inc. (DAMI), located at 280 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the Large Cap Value Fund. James A. Creighton, Managing Director and Head of Global Equity Index, serves as a portfolio manager for a portion of the assets of the Large Cap Value Fund. Prior to joining DAMI in 1999, Mr. Creighton was a managing director and chief investment officer of global index investments at Barclays Global Investors and prior to that division president of Barclays Global Investors Canada Limited.

SEI INVESTMENTS / PROSPECTUS                                       19

IRIDIAN ASSET MANAGEMENT LLC: Iridian Asset Management LLC (Iridian), located at 276 Post Road West, Westport, Connecticut 06880, serves as a Sub-Adviser to the Large Cap Value Fund. David L. Cohen, Principal, of Iridian serves as portfolio manager for a portion of the assets of the Large Cap Value Fund. Mr. Cohen is one of Iridian's founding partners, and has 20 years of investment experience. Additionally, since November 1995, Mr. Cohen has been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc. with responsibility for First Eagle Fund of America, a separate series of First Eagle Trust, a registered investment company.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 200 West Madison Street, Chicago, Illinois 60602, serves as a Sub-Adviser to the Large Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers for a portion of the assets of the Large Cap Value Fund. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the Large Cap Value Fund managed by LSV.

SANFORD C. BERNSTEIN & CO., LLC.: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Large Cap Value Fund. Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers for a portion of the assets of the Large Cap Value Fund on behalf of Bernstein. Mr. Sanders has been a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak, Executive Vice President and Chief Investment Officer -- U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.

LARGE CAP GROWTH FUND:

ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Growth Fund. A committee of investment professionals at Alliance manages a portion of the assets of the Large Cap Growth Fund.

DUNCAN-HURST CAPITAL MANAGEMENT: Duncan-Hurst Capital Management (Duncan-Hurst), located at 4365 Executive Drive, Suite 1520, San Diego, California 92121, serves as a Sub-Adviser to the Large Cap Growth Fund. David Magee serves as portfolio manager for a portion of the assets of the Large Cap Growth Fund. Mr. Magee joined Duncan-Hurst in 1992 and is Vice President and Portfolio Manager. He has over 18 years of investment experience.

PEREGRINE CAPITAL MANAGEMENT: Peregrine Capital Management (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the Large Cap Growth Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, of Peregrine, serve as portfolio managers for a portion of the assets of the Large Cap Growth Fund. Mr. Dale joined Peregrine in 1987, and has 33 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 13 years of investment management experience.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California, 90015 serves as a Sub-Adviser to the Large Cap Growth Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, serve as portfolio managers for a portion of the assets of the Large Cap Growth Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 30 years of investment management experience.

20                                       SEI INVESTMENTS / PROSPECTUS

SMALL CAP VALUE FUND:

ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Value Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. Prior to joining Artisan in 1997, Mr. Satterwhite was a Portfolio Manager at Wachovia Bank, N.A., and Mr. Kieffer was a research analyst at the investment firm McColl Partners.

CHARTWELL INVESTMENT PARTNERS: Chartwell Investment Partners (Chartwell), located at 1235 Westlakes Drive, Suite 330, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to the Small Cap Value Fund. David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, of Chartwell serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. Mr. Dalrymple has been with Chartwell Investment Partners since 1997. Prior to joining Chartwell, Mr. Dalrymple was a Portfolio Manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalrymple and Mr. Zenouzi both have 16 years of investment experience.

DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Executive Vice President and Research Analyst, of David J. Greene serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Messrs. Greene and Nahum have been Principals of the firm for the past five years.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 200 West Madison Street, Chicago, Illinois 60602, serves as a Sub-Adviser to the Small Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. They are partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the Small Cap Value Fund managed by LSV.

SECURITY CAPITAL RESEARCH AND MANAGEMENT INCORPORATED: Security Capital Research and Management Incorporated (Security Capital), located at 11 South LaSalle Street, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Value Fund. Anthony R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for a portion of the assets of the Small Cap Value Fund allocated to Security Capital. The members of the Portfolio Management Committee have an average of 19 years of investment experience.

STERLING CAPITAL MANAGEMENT: Sterling Capital Management (Sterling), located at One First Union Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202, serves as a Sub-Adviser to the Small Cap Value Fund. Eduardo A. Brea, CFA, and Brian R. Walton, CFA, of Sterling serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Managing Director, Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.

SMALL CAP GROWTH FUND:

MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1860, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Growth Fund. Ronald A. Sauer and Stephen C. Brink, CFA, serve as portfolio managers for a portion of the Small Cap Growth Funds assets managed by Mazama. Helen M. Degener contributes ongoing strategic advice and research with respect to the portfolio. Mr. Sauer is a founder, President and Senior Portfolio Manager at Mazama, and has over 22 years of investment experience. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Co., Inc., where he had

SEI INVESTMENTS / PROSPECTUS                                       21

worked since 1983. Mr. Brink is a Senior Vice President and Director of Research at Mazama, and has over 24 years of investment experience. Prior to joining Mazama in 1997, he was Chief Investment Officer at US Trust's Pacific Northwest office, where he had been employed since 1984. Ms. Degener is Director and Chief Investment Officer at Mazama and has over 31 years of investment experience. Prior to joining Mazama, she was Senior Vice President and a portfolio manager at Fiduciary Trust Company International, where she had worked since 1994.

MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Growth Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers for a portion of the assets of the Small Cap Growth Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, serves as a Sub-Adviser to the Small Cap Growth Fund. Catherine Somhegyi Nicholas serves as Chief Investment Officer of Nicholas-Applegate overseeing the firm's global equity management and trading strategies. Stacie R. Nutt, Ph.D. is the lead portfolio manager of the portfolio management team responsible for the day-to-day management of a portion of the Small Cap Growth Fund's assets. Mr. Nutt has been a fund manager and investment team leader since 1999. Prior to joining Nicholas-Applegate, he had six years of investment experience with Vestek Systems, Inc. and Virginia Tech and Georgia Institute of Technology.

RS INVESTMENT MANAGEMENT, L.P.: RS Investment Management, L.P. (RSIM), located at 388 Market Street, Suite 200, San Francisco, California 94111, serves as a Sub-Adviser to the Small Cap Growth Fund. Jim Callinan of RSIM serves as portfolio manager for a portion of the assets of the Small Cap Growth Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments (Putnam) in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund.

SAWGRASS ASSET MANAGEMENT, LLC: Sawgrass Asset Management, LLC (Sawgrass), located at 1579 The Greens Way, Jacksonville Beach, Florida 32250, serves as a Sub-Adviser to the Small Cap Growth Fund. Dean McQuiddy, CPA, of Sawgrass serves as portfolio manager for a portion of the assets of the Small Cap Growth Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 19 years of investment experience. Prior to joining Sawgrass, he created the Barnett Small Cap Growth Product.

WALL STREET ASSOCIATES: Wall Street Associates (WSA), located at 1200 Prospect Street, Suite 100, La Jolla, California 92037, serves as a Sub-Adviser to the Small Cap Growth Fund. William Jeffery III and Kenneth F. McCain of WSA serve as portfolio managers for a portion of the assets of the Small Cap Growth Fund. Each is a controlling principal of WSA. They each have over 29 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager for a portion of the assets of the Small Cap Growth Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 20 years of investment experience.

CORE FIXED INCOME FUND:

BLACKROCK FINANCIAL MANAGEMENT, INC.: BlackRock Financial Management, Inc. (BlackRock), located at 345 Park Avenue, 30th Floor, New York, New York 10154, serves as a Sub-Adviser to the Core Fixed Income Fund. Keith Anderson and Andrew Phillips of BlackRock serve as portfolio managers for a portion of the assets of the Core Fixed Income Fund. Mr. Anderson is a Managing Director, Chief Investment Officer, Fixed Income and Co-Chair of Investment Strategy Group at BlackRock, and has 18 years of experience investing in fixed income securities. Mr. Phillips is also a Managing Director and

22                                       SEI INVESTMENTS / PROSPECTUS

portfolio manager with primary responsibility for the management of the firm's investment activities in fixed-rate mortgage securities with over 15 years of experience investing in fixed income securities.

ROBERT W. BAIRD & CO., INCORPORATED: Robert W. Baird & Co., Incorporated (Baird), located at 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Core Fixed Income Fund. Charles B. Groeschell of Baird serves as portfolio manager for a portion of the Fund's assets managed by Baird. Prior to joining Baird in February 2000, Mr. Groeschell was a Senior Vice President and portfolio manager at Firstar Investment Management & Research Company, LLC. Mr. Groeschell has over 18 years of investment experience.

WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (Western Asset), located at 117 East Colorado Boulevard, Pasadena, California 91105, serves as a Sub-Adviser to the Core Fixed Income Fund. A committee of investment professionals at Western Asset manages a portion of the assets of the Core Fixed Income Fund.

SEI INVESTMENTS / PROSPECTUS                                       23

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class I Shares of the Funds.

The Funds offer Class I Shares only to financial institutions and their intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

24                                       SEI INVESTMENTS / PROSPECTUS

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone.You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class I Shares, shareholder and administrative servicing fees, as a percentage of average daily net assets, may each be up to 0.25%.

SEI INVESTMENTS / PROSPECTUS                                       25

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Large Cap Value, Large Cap Growth, Small Cap Value and Small Cap Growth Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

The Core Fixed Income Fund declares its net investment income daily and distributes it monthly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

It is expected that the distribution from the Core Fixed Income Fund will primarily consist of ordinary income.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

26                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Funds' operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                       NET
                                                     REALIZED
                                                       AND
                                                    UNREALIZED                 DISTRIBUTIONS   NET
                            NET ASSET      NET        GAINS     DISTRIBUTIONS      FROM       ASSET
                              VALUE,    INVESTMENT   (LOSSES)     FROM NET       REALIZED     VALUE,
                            BEGINNING     INCOME        ON       INVESTMENT       CAPITAL     END OF   TOTAL
                            OF PERIOD     (LOSS)    SECURITIES     INCOME          GAINS      PERIOD  RETURN
-------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------

CLASS I
-------------------------------------------------------------------------------------------------------------
 2001 (1)                     $19.38      $ 0.03      $(2.02)      $   --          $  --      $17.39  (10.27)%+
-------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------

CLASS I
-------------------------------------------------------------------------------------------------------------
 2001 (1)                     $20.60      $(0.01)     $(3.87)      $   --          $  --      $16.72  (18.83)%+
-------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------

CLASS I
-------------------------------------------------------------------------------------------------------------
 2001 (1)                     $15.59      $(0.02)     $(3.22)      $   --          $  --      $12.35  (20.78)%+
-------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------

CLASS I
-------------------------------------------------------------------------------------------------------------
 2001 (1)                     $10.60      $ 0.08      $ 0.16       $(0.08)         $  --      $10.76    2.28%+
-------------------------------------------------------------------------------------------------------------

                                                                              RATIO OF
                                                                                NET
                                                      RATIO OF    RATIO OF   INVESTMENT
                                           RATIO OF     NET       EXPENSES     INCOME
                                           EXPENSES  INVESTMENT  TO AVERAGE  (LOSS) TO
                                              TO       INCOME       NET       AVERAGE
                             NET ASSETS    AVERAGE   (LOSS) TO     ASSETS    NET ASSETS  PORTFOLIO
                            END OF PERIOD    NET      AVERAGE    (EXCLUDING  (EXCLUDING  TURNOVER
                            ($ THOUSANDS)   ASSETS   NET ASSETS   WAIVERS)    WAIVERS)     RATE
--------------------------
LARGE CAP VALUE FUND
--------------------------
CLASS I
--------------------------
 2001 (1)                       $152         1.10%      1.09%       1.22%       0.97%        89%
--------------------------
LARGE CAP GROWTH FUND
--------------------------
CLASS I
--------------------------
 2001 (1)                       $ 81         1.10%     (0.45)%      1.28%      (0.63)%      112%
--------------------------
SMALL CAP GROWTH FUND
--------------------------
CLASS I
--------------------------
 2001 (1)                       $ 46         1.35%     (1.12)%      1.54%      (1.31)%      157%
--------------------------
CORE FIXED INCOME FUND
--------------------------
CLASS I
--------------------------
 2001 (1)                       $ 86         0.85%      5.01%       1.09%       4.77%       358%
--------------------------

+ Returns are for the period indicated and have not been annualized.

(1) Commenced operations on August 6, 2001. All ratios have been annualized.

Amounts designated as "--" are zero or have been rounded to zero.

SEI INVESTMENTS

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January 31, 2002, includes detailed information about the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Fund at:
                  1 Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

SEI-F-106(1/02)

SEI INVESTMENTS

EQUITY
----------------------
TAX-MANAGED LARGE CAP
FUND
----------------------
CLASS Y
----------------------
PROSPECTUS AS OF
JANUARY 31, 2002



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSTITUTIONAL MANAGED TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class Y Shares of the Tax-Managed Large Cap Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:


Principal Investment Strategies and Risks, Performance
Information and Expenses                                               2
------------------------------------------------------------------------
More Information About Fund Investments                                5
------------------------------------------------------------------------
Investment Adviser and Sub-Advisers                                    5
------------------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares                         7
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                     9
------------------------------------------------------------------------
Financial Highlights                                                  10
------------------------------------------------------------------------
How To Obtain More Information About SEI Institutional
Managed Trust                                                 Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

ASSET ALLOCATION

The Tax-Managed Large Cap Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund varies, as does the investment risk/return potential represented by the Fund. Because of the historical lack of correlation among various asset classes, an investment in the Fund representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Fund) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION

The Tax-Managed Large Cap Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

TAX-MANAGED LARGE CAP FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           High long-term after-tax returns

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple sub-advisers, the
    STRATEGY:                Fund seeks long-term capital
                             appreciation while minimizing the
                             current tax impact on shareholders by
                             buying and holding undervalued large cap
                             U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains wherever possible.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class Y Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares from year to year for three years. The performance information shown is based on full calendar years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999   18.48%
2000  -12.42%
2001  -12.37%

BEST QUARTER: 12.21% (12/31/01)

WORST QUARTER: -15.89% (9/30/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Index.

                                                        SINCE
TAX-MANAGED LARGE CAP FUND                 1 YEAR  INCEPTION*
-------------------------------------------------------------
Fund Return Before Taxes
  Class A                                 -12.37%       2.27%
-------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                         -12.60%       2.00%
-------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                -7.54%       1.71%
-------------------------------------------------------------
Frank Russell 1000 Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                  -12.45%       2.42%
-------------------------------------------------------------

* The Fund's inception date is March 4, 1998. The Index inception date is March 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS Y SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.51%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.91%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Tax-Managed Large Cap Fund -- Class Y Shares        0.55%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser or Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Tax-Managed Large Cap Fund --
  Class Y Shares                $   93  $   290  $   504  $  1,120
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of December 31, 2001, SIMC had approximately $55.8 billion in assets under management. For the fiscal year ended September 30, 2001, SIMC received investment advisory fees, after fee waivers, as a percentage of the Fund's net assets at the annual rate of 0.34%.

SUB-ADVISERS AND PORTFOLIO MANAGERS

ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A committee of investment professionals at Alliance manages a portion of the assets of the Tax-Managed Large Cap Fund.

DEUTSCHE ASSET MANAGEMENT, INC.: Deutsche Asset Management, Inc. (DAMI), located at 280 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. James A. Creighton, Managing Director and Head of Global Equity Index, serves as a portfolio manager for a portion of the assets of the Tax-Managed Large Cap Fund. Prior to joining DAMI in 1999, Mr. Creighton was a managing director and chief investment officer of global index investments at Barclays Global Investors and prior to that division president of Barclays Global Investors Canada Limited.

EQUINOX CAPITAL MANAGEMENT, LLC: Equinox Capital Management, LLC (Equinox), located at 590 Madison Avenue, 41st Floor, New York, New York 10022, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Ronald J. Ulrich, Chairman and Chief Investment Officer of Equinox manages a portion of the assets of the Tax-Managed Large Cap Fund.

LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 200 West Madison Street, Chicago, Illinois 60602, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers for a portion of the assets of the Tax-Managed Large Cap Fund. They are partners of LSV. An

6                                       SEI INVESTMENTS / PROSPECTUS

affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the portion of the Tax-Managed Large Cap Fund managed by LSV.

PARAMETRIC PORTFOLIO ASSOCIATES: Parametric Portfolio Associates (Parametric), located at 701 Fifth Avenue, Seattle, Washington 98104, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Parametric manages a portion of the assets of the Tax-Managed Large Cap Fund. David Stein, Parametric's Chief Investment Officer, holds primary responsibility. David Stein has been Parametric's CIO since June 1996. The portfolio management team is led by Tom Seto. Tom Seto has been the Leading Portfolio Manager and the Director of Equity Investing since October 1998. Prior to joining Parametric, Mr. Seto served as the Head of US Equity Index Investments at Barclays Global Investors for seven years.

PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, of Peregrine serve as portfolio managers for a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Jeffrey S.
Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, serve as portfolio managers for a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967, and has over 30 years of investment management experience.

SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers for a portion of the assets of the Tax-Managed Large Cap Fund on behalf of Bernstein. Mr. Sanders has been a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak, Executive Vice President and Chief Investment Officer - U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.

SEI INVESTMENTS / PROSPECTUS                                       7

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class Y Shares of the Fund.

The Fund offers Class Y Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class Y Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special condition.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

8                                       SEI INVESTMENTS / PROSPECTUS

MINIMUM PURCHASES

To purchase Class Y Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Class Y Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.
--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

You may exchange Class Y Shares of any Fund for Class Y Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's shares.

For Class Y Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.15%.

SEI INVESTMENTS / PROSPECTUS                                       9

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

The Fund uses a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

10                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. Since Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class Y Shares have lower expenses. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                         Net
                                                      Realized
                                 Net                     And                     Distributions
                                Asset                Unrealized   Distributions      from       Net Asset
                               Value,       Net         Gains       from Net       Realized      Value,
                              Beginning  Investment  (Losses) on   Investment       Capital      End of      Total
                              of Period    Income    Securities      Income          Gains       Period      Return
---------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
---------------------------------------------------------------------------------------------------------------------

CLASS A
---------------------------------------------------------------------------------------------------------------------
 2001                          $13.62      $0.07       $(4.13)       $(0.07)        $   --       $ 9.49     (29.92)%
---------------------------------------------------------------------------------------------------------------------
 2000                           12.65       0.09         1.00         (0.09)         (0.03)       13.62       8.66
---------------------------------------------------------------------------------------------------------------------
 1999                            9.61       0.08         3.04         (0.08)            --        12.65      32.60
---------------------------------------------------------------------------------------------------------------------
 1998(1)                        10.00       0.04        (0.42)        (0.01)            --         9.61      (3.82)+
---------------------------------------------------------------------------------------------------------------------

                                                                                  Ratio of
                                                                                    Net
                                                          Ratio of    Ratio of   Investment
                                   Net                      Net       Expenses     Income
                                 Assets       Ratio of   Investment  to Average  to Average
                                 End of       Expenses     Income    Net Assets  Net Assets  Portfolio
                                 Period      to Average  to Average  (Excluding  (Excluding  Turnover
                              ($ Thousands)  Net Assets  Net Assets   Waivers)    Waivers)     Rate
----------------------------
TAX-MANAGED LARGE CAP FUND
----------------------------
CLASS A
----------------------------
 2001                          $1,658,097         0.85%       0.60%       1.01%       0.44%       84%
----------------------------
 2000                           1,969,302         0.85        0.69        1.06        0.48        47
----------------------------
 1999                             710,136         0.85        0.71        0.90        0.66        21
----------------------------
 1998(1)                          170,097         0.85        1.18        0.90        1.13        12
----------------------------

(1) Tax-Managed Large Cap Class A shares were offered beginning March 4, 1998. All ratios have been annualized.
Amounts designated as "--" are zero or have been rounded to zero.
  +  Returns are for the period indicated and have not been annualized.

                        SEI INSTITUTIONAL MANAGED TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Adviser:

  SEI Investments Management Corporation

Sub-Advisers:

Alliance Capital Management L.P.
Artisan Partners Limited Partnership
BlackRock Financial Management, Inc.
Chartwell Investment Partners
Credit Suisse Asset Management LLC
David J. Greene & Company, LLC
Deutsche Asset Management Inc.
Duncan-Hurst Capital Management Inc.
Equinox Capital Management, LLC
HighMark Capital Management, Inc.
Iridian Asset Management LLC
LSV Asset Management
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
McKinley Capital Management, Inc.
Nicholas-Applegate Capital Management
Nomura Corporate Research
  and Asset Management Inc.
Parametric Portfolio Associates
Peregrine Capital Management Inc.
Robert W. Baird & Co., Incorporated
RS Investment Management, L.P.
Sanford C. Bernstein & Co., LLC
Sawgrass Asset Management, LLC
Security Capital Research and
  Management Incorporated
Shenkman Capital Management
Sterling Capital Management
Transamerica Investment Management, LCC
Wall Street Associates
Western Asset Management Company

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Prospectuses dated January 31, 2002. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

    The Trust's financial statements for the fiscal year ended September 30, 2001, including notes thereto and the report of PricewaterhouseCoopers, LLP thereon, are herein incorporated by reference from the Trust's 2001 Annual Report. A copy of the 2001 Annual Report must accompany the delivery of this Statement of Additional Information.

January 31, 2002

                               TABLE OF CONTENTS

The Trust...................................................     S-2
Investment Objectives and Policies..........................     S-2
Description of Permitted Investments and Risk Factors.......     S-7
Investment Limitations......................................    S-23
The Administrator and Transfer Agent........................    S-25
The Adviser and Sub-Advisers................................    S-26
Distribution, Shareholder Servicing and Administrative
  Servicing.................................................    S-31
Trustees and Officers of the Trust..........................    S-32
Performance.................................................    S-35
Purchase and Redemption of Shares...........................    S-39
Taxes.......................................................    S-40
Portfolio Transactions......................................    S-42
Description of Shares.......................................    S-46
Limitation of Trustees' Liability...........................    S-46
Code of Ethics..............................................    S-46
Voting......................................................    S-46
Shareholder Liability.......................................    S-46
Control Persons and Principal Holders of Securities.........    S-47
Master/Feeder Option........................................    S-50
Custodian...................................................    S-50
Experts.....................................................    S-50
Legal Counsel...............................................    S-50
Description of Ratings......................................     A-1

January 31, 2002

                                   THE TRUST

    SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class I and Class Y shares may be offered which may provide for variations in, transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

    This Statement of Additional Information relates to the following portfolios: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond Funds (each a "Fund" and, together, the "Funds"), including all classes of the Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

    LARGE CAP VALUE FUND--The investment objective of the Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in a diversified portfolio of income producing common stocks of large companies which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above-average reinvestment rates. The advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts ("REITs"), and shares of other investment companies, and lend its securities to qualified borrowers.

    LARGE CAP GROWTH FUND--The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in equity securities of large companies which, in the opinion of the advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    TAX-MANAGED LARGE CAP FUND--The investment objective of the Tax-Managed Large Cap Fund is to achieve high long-term after-tax returns for its shareholders. The investment objective of the Fund is fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). The Fund will notify its shareholders at least 60 days prior to any change to this policy. Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities, or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

    The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to minimize taxes associated with the Fund's investment income and realized capital gains, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

    The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

    Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

    The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

    SMALL CAP VALUE FUND--The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small companies (I.E., companies with market capitalizations of less than $2 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest in equity securities of smaller companies which, in the opinion of the advisers, have prices that appear low relative to certain fundamental characteristics such as earnings, book value, or return on equity. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    SMALL CAP GROWTH FUND--The investment objective of the Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small growth companies (I.E., companies with market capitalizations less than $2 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest in equity securities of smaller companies which, in the opinion of the advisers, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. Any remaining assets may be invested in equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks or larger, more established companies and in investment grade fixed income securities.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    TAX-MANAGED SMALL CAP FUND--The investment objective of the Tax-Managed Small Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies (I.E., companies with market capitalizations of less than $4 billion at the time of purchase). The Fund will notify its shareholders at least 60 days prior to any change to this policy. Any remaining assets may be invested in other equity securities, and investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by an adviser to be of equivalent quality. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

    The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to minimize taxes associated with the Fund's investment income and realized capital gains, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

    The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

    When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

    The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

    MID-CAP FUND--The investment objective of the Mid-Cap Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of medium-sized companies (I.E., companies with market capitalizations of $500 million to $5 billion). The Fund will notify its shareholders at least 60 days prior to any change to this policy. Such companies are typically well established but have not reached full maturity, and may offer significant growth potential. The advisers will seek to identify companies which, in their opinion, will experience accelerating earnings, increased institutional ownership or strong price appreciation relative to their industries and broad market averages. Any remaining assets may be invested in equity securities of larger, more established companies, investment grade fixed income securities or money market securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest all or a portion of its assets in equity securities of larger companies.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    CAPITAL APPRECIATION FUND--The investment objective of the Capital Appreciation Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 65% of its assets in a diversified portfolio of common stocks (and securities convertible into common stock) which, in the opinion of the advisers, will have above-average sustainable growth rates. Dividend income is an incidental consideration compared to growth of capital. In selecting securities for the Fund, the advisers will evaluate factors they believe are likely to affect long-term capital appreciation such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team. Any remaining assets may be invested in investment grade fixed income securities and other types of equity securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    EQUITY INCOME FUND--The investment objective of the Equity Income Fund is to provide current income and, as a secondary objective, moderate capital appreciation. There can be no assurance that the Fund will achieve its investment objectives.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The investment approach employed by the advisers emphasizes income-producing common stocks which, in general, have above-average dividend yields relative to the stock market as measured by the S&P 500 Index. Any remaining assets may be invested in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    BALANCED FUND--The investment objective of the Balanced Fund is total return consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

    The Fund invests in a combination of common stocks and fixed income securities or in other investment companies that invest in such securities. The Fund seeks strong total return in all market by purchasing a combination of common stocks and fixed income securities. The Fund primarily invests in equity securities with market capitalizations of more than $1 billion, investment grade fixed income securities and money market instruments. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, and shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    The Fund invests in stocks that the Fund's advisers believe will have above-average sustainable growth rates and fixed income securities which will, have an average maturity of approximately three to seven years, although this will vary with changing market conditions.

    CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in fixed income securities that are rated investment grade at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Fixed income securities in which the Fund may invest consist of:
(i) corporate bonds and debentures, (ii) obligations issued by the U.S. Government, its agencies and instrumentalities, (iii) municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations,
(iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities, (vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities, and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities.

    Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans and
(vi) Yankee obligations. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures and enter into swap transactions, including caps, collars, floors and swaptions. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

    Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have put or call provisions that allow the security to be redeemed at special dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. The advisers therefore consider duration a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity.

    The Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on the bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may lead to higher transaction costs and may result in higher taxes for shareholders.

    HIGH YIELD BOND FUND--The investment objective of the High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by a nationally recognized statistical ratings organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. The Fund will notify its shareholders at least 60 days prior to any change to this policy. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default.

    The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities,
(ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, and (iv) variable and floating rate instruments.

    Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities, (ii) preferred stocks,
(iii) equity securities, (iv) investment grade fixed income securities,
(v) money market securities, (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, (vii) forward foreign currency contracts, and (viii) Yankee obligations. In addition, the Fund may purchase or write options, futures and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

    The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

    The "Appendix" to this Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. The ratings established by each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

    The achievement of the Fund's investment objective may be more dependent on the adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    ALL FUNDS MAY INVEST IN THE FOLLOWING INVESTMENTS UNLESS SPECIFICALLY NOTED OTHERWISE.

    AMERICAN DEPOSITORY RECEIPTS ("ADRs")--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Large Cap Growth, Large Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, Small Cap Growth and Small Cap Value Funds may invest in ADRs traded on registered exchanges or on Nasdaq. The Large Cap Growth Fund may also invest in ADRs not traded on an established exchange. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool or securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. While the Funds typically invest in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.

    ASSET-BACKED SECURITIES--The Core Fixed Income and High Yield Bond Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization.

    Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a day to nine months.

    CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investors construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for. The Core Fixed Income Fund may invest in construction loans.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Mid-Cap, Large Cap Growth, Large Cap Value, Tax-Managed Large

Cap, Small Cap Growth, Small Cap Value, and Tax-Managed Small Cap Funds may invest in convertible securities.

    EQUITY SECURITIES--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Mid-Cap, Large Cap Growth, Large Cap Value, Tax-Managed Large Cap, Small Cap Growth, Small Cap Value, and Tax-Managed Small Cap Funds may purchase equity securities. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. The Large Cap Value, Small Cap Growth, Capital Appreciation and Equity Income Funds may only invest in such securities if they are listed on registered exchanges or actively traded in the over-the-counter market.

    Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

    Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's advisers. The Description of Ratings section of this Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated in the fourth highest category lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded below investment grade, the adviser will review the situation and take appropriate action with regard to the security.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Small Cap Growth, Small Cap Value, Tax-Managed Small Cap, Tax-Managed Large Cap, Large Cap Growth and Large Cap Value Funds may invest in U.S. dollar denominated obligations or securities of foreign issuers. In addition, the Core Fixed Income and High Yield Bond Funds may invest in Yankee Obligations. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Investing in the securities of foreign companies and the utilization of forward foreign currency contracts involve special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    FORWARD FOREIGN CURRENCY CONTRACTS--A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency.

    By entering into forward foreign currency contracts, a Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging and risk management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will seek to minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, and that amount will be marked to market on a daily basis.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities over seven days in length.

    LOWER RATED SECURITIES--The High Yield Bond Fund will invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

    The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

    Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH-YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    TAXES. A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--Each Fund may hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper and other short-term debt securities) rated at the time of purchase in the top two categories by an NRSRO, or, if not rated, determined by the advisers to be of comparable quality at the time of purchase.

    MORTGAGE-BACKED SECURITIES--The Balanced, Core Fixed Income, and High Yield Bond Funds may, consistent with their respective investment objectives and policies, invest in mortgage-backed securities.

    Mortgage-backed securities in which the Funds may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the prepaid security. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the Core Fixed Income Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loan. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within HUD. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986 (the "Code") and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, GNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, while the other class may receive all of the principal payments. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Portfolio being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, a Fund will place U.S. Government or other liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    MUNICIPAL SECURITIES--The Core Fixed Income Fund and High Yield Bond Fund may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by HUD. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL LEASES--The Core Fixed Income Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    OPTIONS--A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

    Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Each Fund may trade put and call options on securities and securities indices, as the advisers determine is appropriate in seeking the Fund's investment objective, and except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are generally illiquid.

    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PAY-IN-KIND BONDS--Investments of the Core Fixed Income and High Yield Bond Funds in fixed-income securities may include pay-in-kind bonds. These are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying securities. The Capital Appreciation, Core Fixed Income, Equity Income, and Large Cap Value Funds may invest in receipts.

    REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended ("1940 Act").

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed-upon date and at an agreed-upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and a Fund is delayed or prevented from exercising its rights to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. A Fund's advisers may enter into repurchase agreements only with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement based on guidelines which are periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. A Fund will have actual or constructive possession of the security or collateral for the repurchase agreement. Repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying collateral will be marked to market daily. Each Fund's adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying collateral to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section
4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.
Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3 % of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

    The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

    By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and,
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

    SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

    A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

    Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to the another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

    Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swapagreements. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

    Swaps and other derivatives involve risks. One significant riskin a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.

    Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

    A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover the transaction by entering into an offsetting position or agreement.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the FHA and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds' shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as STRIPS that are transferable through the Federal book-entry system.

    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the Custodian. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of a Fund's advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES--When-issued securities are securities that involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued obligations results in leveraging, and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities.

    One form of when-issued or delayed-delivery security that a Fund may purchase is a TBA mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the 1933 Act, as amended. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations as obligations of foreign issuers, are subject to the same types of risks discussed in "Securities of Foreign Issuers," above.

    The yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. In the event of adverse market conditions, zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and may be less liquid than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and Receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. A Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy income distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    CORPORATE ZERO COUPON SECURITIES--Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

No Fund may:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. With the exception of the Tax-Managed Small Cap Fund, invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

    Under rules and regulations established by the SEC, a Fund is typically prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. However, certain Funds may rely upon SEC exemptive orders issued to the Trust which permit the Funds to invest in other investment companies beyond these percentage limitations. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

                      THE ADMINISTRATOR AND TRANSFER AGENT

    SEI Investments Fund Management ("SEI Management" or the "Administrator") provides the Trust with overall administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent. SEI Management also serves as transfer agent (the "Transfer Agent") for the Funds.

    The Trust and SEI Management have entered into an Administration Agreement ("the Administration Agreement"). The Administration Agreement provides that SEI Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Funds, and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For the fiscal years ended September 30, 1999, 2000, and 2001, the Funds paid fees to the Administrator as follows:

                                                                                ADMINISTRATION FEES
                                        ADMINISTRATION FEES PAID (000)              WAIVED (000)
                                       ---------------------------------   ------------------------------
                                         1999        2000        2001        1999       2000       2001
                                       ---------   ---------   ---------   --------   --------   --------
Large Cap Value Fund.................   $7,270      $10,648     $13,491      $  0       $  0       $  0
Large Cap Growth Fund................   $7,399      $13,788     $14,401      $  0       $  0       $  0
Tax-Managed Large Cap Fund...........   $1,467      $ 4,898     $ 6,544      $  0       $  0       $  0
Small Cap Value Fund.................   $1,787      $ 2,476     $ 3,198      $  0       $  0       $  0
Small Cap Growth Fund................   $2,546      $ 4,876     $ 4,040      $  0       $  0       $  0
Tax-Managed Small Cap Fund...........        *            *     $   379         *          *       $  0
Mid-Cap Fund.........................   $  132      $   132     $   133      $  0       $  0       $  0
Capital Appreciation Fund............   $  416      $   208     $    97      $  0       $  0       $  0
Equity Income Fund...................   $  365      $   178     $   101      $  0       $  0       $  0
Balanced Fund........................   $  208      $   163     $   102      $  0       $  0       $  0
Core Fixed Income Fund...............   $5,324      $ 7,524     $ 9,913      $  0       $  0       $  0
High Yield Bond Fund.................   $1,287      $ 2,265     $ 2,664      $159       $  0       $  0

------------------------

 * Not in operation during such period.

                          THE ADVISER AND SUB-ADVISERS

    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC and its affiliates currently serves as adviser to more than 9 investment companies, including more than 70 funds, SIMC had more than $55.8 billion in assets as of December 31, 2001.

    SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain Sub-Advisers unaffiliated with SIMC for the Funds without submitting the Sub-Adviser agreements to a vote of the Fund's shareholders. Among other things, the exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the Sub-Advisers under all such Sub-Adviser agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its Sub-Advisers.

    SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers also are responsible for managing their employees who provide services to these Funds. These sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE

INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Large Cap Value Fund........................................    0.35%
Large Cap Growth Fund.......................................    0.40%
Tax-Managed Large Cap Fund..................................    0.40%
Small Cap Value Fund........................................    0.65%
Small Cap Growth Fund.......................................    0.65%
Tax-Managed Small Cap Fund..................................    0.65%
Mid-Cap Fund................................................    0.40%
Capital Appreciation Fund...................................    0.40%
Equity Income Fund..........................................    0.40%
Balanced Fund...............................................    0.40%
Core Fixed Income Fund......................................    0.28%
High Yield Bond Fund........................................    0.49%

    SIMC pays the Sub-Advisers out of its investment advisory fees.

    The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser) or by the Adviser (or Sub-Adviser) on 90 days' written notice to the Trust.

    For the fiscal years ended September 30, 1999, 2000, and 2001, the Funds paid advisory fees as follows:

                                       ADVISORY FEES PAID (000)        ADVISORY FEES WAIVED (000)
                                    ------------------------------   ------------------------------
                                      1999       2000       2001       1999       2000       2001
                                    --------   --------   --------   --------   --------   --------
Large Cap Value Fund..............   $7,270    $10,106    $11,236     $    0     $  542     $2,255
Large Cap Growth Fund.............   $7,399    $13,756    $13,910     $1,057     $2,002     $2,548
Tax-Managed Large Cap Fund........   $1,468    $ 4,742    $ 6,311     $  209     $  856     $1,168
Small Cap Value Fund..............   $3,319    $ 4,217    $ 5,658     $    0     $  382     $  281
Small Cap Growth Fund.............   $4,729    $ 8,841    $ 7,360     $    0     $  215     $  162
Tax-Managed Small Cap Fund........        *          *    $   614          *          *     $   91
Mid-Cap Fund......................   $  151    $   151    $   152     $    0     $    0     $    0
Capital Appreciation Fund.........   $  393    $   193    $    97     $   82     $   45     $   17
Equity Income Fund................   $  355    $   161    $   100     $   63     $   43     $   15
Balanced Fund.....................   $  208    $   162    $   103     $   30     $   24     $   13
Core Fixed Income Fund............   $5,229    $ 6,735    $ 7,097     $    0     $  655     $1,932
High Yield Bond Fund..............   $2,014    $ 2,744    $ 3,013     $    0     $  411     $  698

------------------------

 * Not in operation during such period.

    For the fiscal years ended September 30, 1999, 2000, and 2001, SIMC paid sub-advisory fees as follows:

                                                               SUB-ADVISORY FEES PAID (000)
                                                              ------------------------------
                                                                1999       2000       2001
                                                              --------   --------   --------
Large Cap Value Fund........................................   $4,283     $5,473     $4,622
Large Cap Growth Fund.......................................   $4,380     $7,751     $7,712
Tax-Managed Large Cap Fund..................................   $  850     $2,633     $3,410
Small Cap Value Fund........................................   $2,381     $3,316     $4,443
Small Cap Growth Fund.......................................   $3,533     $6,794     $5,248
Tax-Managed Small Cap Fund..................................        *          *     $  561
Mid-Cap Fund................................................   $   94     $   94     $   98
Capital Appreciation Fund...................................   $  223     $  111     $   42
Equity Income Fund..........................................   $  195     $   95     $   60
Balanced Fund...............................................   $  119     $   92     $   49
Core Fixed Income Fund......................................   $2,350     $2,811     $2,989
High Yield Bond Fund........................................   $1,372     $1,792     $2,047

------------------------

 * Not applicable during such period.

    For the fiscal years ended September 30, 1999, 2000, and 2001, SIMC paid LSV, which is an affiliated person of SIMC, as follows:

                                                             FEES PAID                                FEE WAIVERS
                                                               (000)                                     (000)
                                                ------------------------------------      ------------------------------------
FUND                                              1999          2000          2001          1999          2000          2001
----                                            --------      --------      --------      --------      --------      --------
Large Cap Value Fund..........................   $1,126        $1,532        $1,303          $0            $0            $0
Tax-Managed Large Cap Fund....................     *             *             *            *             *             *
Small Cap Value Fund..........................   $  444        $  515        $  714          $0            $0            $0
Tax-Managed Small Cap Fund....................    **            **           $  116***     **            **              $0***

------------------------

*   LSV did not manage any assets of the Fund during such period.

**  Not in operation during such period.

*** Commenced operations on October 31, 2000.

THE SUB-ADVISERS

    ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance Capital") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is the general partner. Alliance Capital Management Holding L.P. ("Alliance Holding") owns approximately 30% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of September 30, 2001, AXA Financial, together with ACMC and certain of its wholly-owned subsidiaries, beneficially owned approximately 2% of the outstanding Alliance Units representing an approximate 53% economic interest in Alliance Capital. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French insurance holding company.

    ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994 and is a registered investment adviser.

    BLACKROCK FINANCIAL MANAGEMENT, INC.--BlackRock Financial Management, Inc. ("BlackRock") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. BlackRock is a subsidiary of PNC Financial Services
Group, Inc. and is an indirect subsidiary of PNC Bank Corp. BlackRock, a registered investment adviser, is a Delaware corporation.

    CHARTWELL INVESTMENT PARTNERS--Chartwell Investment Partners ("Chartwell") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value Fund. Chartwell is an employee-owned firm founded on April 1, 1997 and is a registered investment adviser.

    CREDIT SUISSE ASSET MANAGEMENT, LLC--Credit Suisse Asset Management, LLC ("Credit Suisse") serves as the Sub-Adviser for the High Yield Bond Fund. Credit Suisse together with its predecessor firms, has been engaged in the investment advisory business for more than 50 years. Credit Suisse is an indirect, wholly-owned subsidiary of Credit Suisse Group, one of the worlds leading banks.

    DAVID J. GREENE AND COMPANY, LLC--David J. Greene and Company, LLC
("David J. Greene") serves a Sub-Adviser to a portion of the assets of the Small Cap Value and Tax-Managed Small Cap Funds. D.J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm.

    DEUTSCHE ASSET MANAGEMENT, INC.--Deutsche Asset Management, Inc. ("DAMI") serves as a Sub-Adviser to a portion of the assets of the Large Cap Value and Tax-Managed Large Cap Funds. DAMI was founded in 1838 as Morgan Grenfell, Inc. and has provided asset management services since 1953. DAMI is part of the Deutsche Asset Management Group, the asset management division of Deutsche Bank AG.

    DUNCAN-HURST CAPITAL MANAGEMENT INC.--Duncan-Hurst Capital Management Inc. ("Duncan-Hurst") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund. Duncan-Hurst is 100% owned by William Duncan, Jr., Frank
P. Hurst and Rebecca LaFerney, all active employees of the firm.

    EQUINOX CAPITAL MANAGEMENT, LLC--Equinox Capital Management, LLC ("Equinox") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. Equinox is an independent company that is entirely owned by its active employees. Ronald J. Ulrich, Chief Investment Officer, Wendy D. Lee, Chief Executive Officer, and other key professionals own 48%, 23%, and 29% of the firm, respectively.

    HIGHMARK CAPITAL MANAGEMENT, INC.--HighMark Capital Management, Inc. ("HighMark") serves as a Sub-Adviser to a portion of the assets of the Equity Income Fund. Highmark is a wholly-owned subsidiary of UnionBanCal Corporation. Bank of Tokyo-Mitsubishi, Ltd. is the majority shareholder of UnionBanCal Corporation and is a wholly-owned subsidiary of Mitsubishi Tokyo Financial Group.

    IRIDIAN ASSET MANAGEMENT LLC--Iridian Asset Management LLC ("Iridian") serves as a Sub-Adviser for a portion of the assets of the Large Cap Value Fund. Iridian, a registered investment adviser, is approximately 69.7% owned by active employees.

    LSV ASSET MANAGEMENT--LSV Asset Management ("LSV") serves as a Sub-Adviser to a portion of the assets of the Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 7 years. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV.

    MARTINGALE ASSET MANAGEMENT, L.P.--Martingale Asset Management, L.P. ("Martingale") serves as a Sub-Adviser to the Mid-Cap Fund. Martingale is a limited partnership. CMMAM, LLC and Martingale Asset Management Corp. are the general partners of Martingale.

    MAZAMA CAPITAL MANAGEMENT, INC.--Mazama Capital Management, Inc. ("Mazama"), serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. Mazama, a registereded investment adviser, is 93% employee-owned.

    MCKINLEY CAPITAL MANAGEMENT, INC.--McKinley Capital Management, Inc. ("McKinley Capital") serves a Sub-Adviser to a portion of the assets of the Tax-Managed Small Cap and Small Cap Growth Funds. McKinley Capital was founded in 1990 and is wholly-owned by its employees.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond and Small Cap Growth Funds. Nicholas-Applegate is an affiliate of Allianz AG. Allianz AG owns Allianz of America, Inc., which in turn, through its wholly-owned subsidiary Allianz Dresner Asset Management, owns Nicholas-Applegate.

    NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Nomura, a subsidiary of Nomura Holdings America, Inc., is a registered investment adviser.

    PARAMETRIC PORTFOLIO ASSOCIATES--Parametric Portfolio Associates ("Parametric") serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Large Cap Fund. Parametric was founded in 1987. Prior to June 15, 2001, Parametric was a wholly owned subsidiary of PIMCO Advisors L.P., a subsidiary of Allianz AG. On June 15, 2001, Parametric was purchased by an investor group consisting of its senior managment team and the Tahoma Fund LLC, a private equity fund managed by Orca Bay Partners, LLC.

    PEREGRINE CAPITAL MANAGEMENT INC.--Peregrine Capital Management Inc. ("Peregrine") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap and Large Cap Growth Funds. Peregrine, a registered investment adviser, is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A.

    ROBERT W. BAIRD & CO., INCORPORATED--Robert W. Baird & Co., Incorporated ("Baird") serves a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. Robert W. Baird, a registered investment adviser, is 64% owned by Northwestern Mutual Life and 36% employee owned.

    RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM"), acts as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. RSIM, an employee-owned organization, is a registered investment adviser.

    SANFORD C. BERNSTEIN & CO., LLC--Sanford C. Bernstein & Co., LLC ("Bernstein"), serves as a Sub-Adviser to a portion of the assets of the Large Cap Value and Tax-Managed Large Cap Funds. Bernstein was founded in 1967. Bernstein is a registered investment adviser that is a wholly-owned indirect subsidiary of Alliance Capital Management L.P. ("Alliance Capital"). Bernstein's investment professionals continue the former investment management business of Sanford C. Bernstein & Co., Inc., a registered investment adviser acquired by Alliance Capital on October 2000 that was founded in 1967.

    SAWGRASS ASSET MANAGEMENT, LLC--Sawgrass Asset Management, L.L.C. ("Sawgrass") serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth and Tax-Managed Small Cap Funds. Sawgrass, an entrepreneurial startup by an experienced team of investment professionals, was founded in 1998. Sawgrass, a registered investment adviser, is primarily owned by the members of Sawgrass Asset Management Inc. and Amsouth Bank Corporation.

    SECURITY CAPITAL RESEARCH AND MANAGEMENT GROUP INCORPORATED--Security Capital Research and Management Group Incorporated ("Security Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap Value Fund. Security Capital, a registered investment adviser, is 100% owned by Security Capital Investment Research Incorporated.

    SHENKMAN CAPITAL MANAGEMENT--Shenkman Capital Management ("Shenkman") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Shenkman was founded in 1985 and is independently owned by four shareholders.

    STERLING CAPITAL MANAGEMENT--Sterling Capital Management ("Sterling") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value and Tax-Managed Small Cap Funds. Sterling, a registered investment adviser, is 100% employee owned.

    TRANSAMERICA INVESTMENT MANAGEMENT, LLC--Transamerica Investment Management, LLC ("TIM") serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth, Tax-Managed Large Cap, Balanced and Capital Appreciation Funds. TIM was founded in 1999, and is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.

    WALL STREET ASSOCIATES--Wall Street Associates ("WSA") serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. WSA, a registered investment adviser and founded in 1987, is wholly owned by five active employees: William Jeffery, III, Kenneth McCain, David Baratta, Dirk Anderson and Paul LeCoq.

    WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds.

        DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

    SEI Investment Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's Distributor pursuant to a distribution agreement (the "Distribution Agreement") with this Trust. The Trust has adopted shareholder servicing plans for their Class A, Class I and Class Y shares (each a "Service Plan" and collectively the "Service Plans"). Under the Service Plan for Class A Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plans for Class I and Class Y Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under each Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    The Trust has also adopted an administrative servicing plan ("Administrative Service Plan") for the Class I shares of the Funds. Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition

Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust, and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee**--Principal, Grecoventures (consulting firm) since August 1997. President, Corestates Financial Corp., 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Comserve, Inc. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 3/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate at Richer, Miller & Finn, 1994-1997.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Wilson & Strawn (law firm), 1991-1994.

    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Montgomery, Walker and Rhoads (law firm), 1990-1991.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998-2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).

    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of the Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998.

Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Chairman of SEI Investment Policy Committee since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985 to 1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974 to 1985.

    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation (1992-2000).

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

** Messrs. Gooch, Storey, Sullivan and Ms. Greco serve as members of the Audit Committee of the Trust.

    Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator. The Trust pays the fees for unaffiliated Trustees. For the fiscal year ended September 30, 2001, the Trust paid the following amounts to the Trustees.

                                        AGGREGATE           PENSION OR                            TOTAL COMPENSATION FROM
                                      COMPENSATION      RETIREMENT BENEFITS   ESTIMATED ANNUAL      REGISTRANT AND FUND
                                     FROM REGISTRANT    ACCRUED AS PART OF     BENEFITS UPON      COMPLEX PAID TO TRUSTEES
NAME OF PERSON AND POSITION          FOR FYE 9/30/01       FUND EXPENSES         RETIREMENT           FOR FYE 9/30/01
---------------------------         -----------------   -------------------   ----------------   --------------------------
Robert A. Nesher, Trustee........        $     0                $0                   $0          $0 for services on
                                                                                                 9 boards
William M. Doran, Trustee........        $     0                $0                   $0          $0 for services on
                                                                                                 9 boards
F. Wendell Gooch, Trustee........        $28,571                $0                   $0          119,325 for services on
                                                                                                   9 boards
James M. Storey, Trustee.........        $28,571                $0                   $0          $119,325 for services on
                                                                                                   9 boards
George J. Sullivan, Trustee......        $28,571                $0                   $0          $119,325 for services on
                                                                                                   9 boards
Rosemarie B. Greco, Trustee......        $28,571                $0                   $0          $119,325 for services on
                                                                                                   9 boards

------------------------

Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                  PERFORMANCE

    From time to time, each of the Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

    Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

    The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

    Yield =2[((a-b)/cd + 1)(6)-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended September 30, 2001 were as follows:

FUND                                                          30-DAY YIELD
----                                                          ------------
CLASS A
  Large Cap Value Fund......................................      1.44%
  Large Cap Growth Fund.....................................         0%
  Tax-Managed Large Cap Fund................................      0.85%
  Small Cap Value Fund......................................      1.12%
  Small Cap Growth Fund.....................................         0%
  Tax-Managed Small Cap Fund................................         0%
  Mid-Cap Fund..............................................      0.65%
  Capital Appreciation Fund.................................         0%
  Equity Income Fund........................................      1.71%
  Balanced Fund.............................................      1.94%
  Core Fixed Income Fund....................................      4.89%
  High Yield Bond Fund......................................      9.89%
CLASS I
  Large Cap Value Fund......................................      1.16%
  Large Cap Growth Fund.....................................         0%
  Small Cap Growth Fund.....................................         0%
  Core Fixed Income Fund....................................      4.64%

CALCULATION OF TOTAL RETURN

    TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(n), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(D)= value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(DR)= value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

    HISTORICAL PERFORMANCE. The average annual total return (before taxes) for each of the following Funds was as follows for the one one-year, five-year, ten-year and since inception periods ended September 30, 2001.

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                 ---------------------------------------------------
                                                   ONE           FIVE          TEN           SINCE
FUND (INCEPTION DATE)                              YEAR          YEAR          YEAR        INCEPTION
---------------------                            --------      --------      --------      ---------
Mid-Cap -- Class A (2/16/93)                      (19.59)%       7.60%            *           9.76%
Capital Appreciation -- Class A (3/1/88)          (13.46)%       7.59%        10.88%          9.55%
Equity Income -- Class A (6/2/88)                 (30.33)%       2.54%         6.37%         11.43%
Balanced -- Class A (8/7/90)                       13.00%        7.93%         7.39%          6.89%

    The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for each of the following Funds was as follows for the one-year, five-year, ten-year and since inception periods ended September 30, 2001.

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                 -------------------------------------------------
                                                   ONE           FIVE          TEN         SINCE
FUND (INCEPTION DATE)                              YEAR          YEAR          YEAR      INCEPTION
---------------------                            --------      --------      --------    ---------
LARGE CAP VALUE
  CLASS A (10/03/1994)
    BEFORE TAX.................................    (5.08)%      (10.54)%       *           13.89%
  CLASS I (08/06/2001)
    BEFORE TAX.................................     *             *            *          (10.27)%***
  AFTER-TAX ON DISTRIBUTIONS**.................    (5.68)%        8.30%        *            7.20%
  AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**...............................    (2.90)%        7.79%        *            6.71%
LARGE CAP GROWTH
  CLASS A (12/20/1994)
    BEFORE TAX.................................   (51.08)%        6.61%        *           11.82%
  CLASS I (08/06/2001)
    BEFORE TAX.................................     *             *            *          (18.83)%***
  AFTER-TAX ON DISTRIBUTIONS**.................   (51.73)%        4.81%        *           10.23%
  AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**...............................   (30.11)%        4.68%        *            9.26%
TAX-MANAGED LARGE CAP
  CLASS A (03/04/1998)
    BEFORE TAX.................................   (29.92)%        *            *           (0.82)%
  CLASS Y                                           *             *            *            *
  AFTER-TAX ON DISTRIBUTIONS**.................   (30.08)%        *            *           (1.06)%
  AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**...............................   (18.20)%        *            *           (0.74)%
SMALL CAP VALUE
  CLASS A (12/20/1994)
    BEFORE TAX.................................     3.12%         9.63%        *           11.92%
  CLASS I                                           *             *            *            *
  AFTER-TAX ON DISTRIBUTIONS**.................     1.10%         7.31%        *            9.98%
  AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**...............................     2.22%         6.70%        *            8.96%
SMALL CAP GROWTH
  CLASS A (04/20/1992)
    BEFORE TAX.................................   (42.83)%        3.46%        *           12.85%
  CLASS I (08/06/2001)
    BEFORE TAX.................................     *             *            *          (20.78)%***
  AFTER-TAX ON DISTRIBUTIONS**.................   (48.18)%       (0.48)%       *            9.71%
  AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**...............................   (23.00)%        2.03%        *           10.13%
TAX-MANAGED SMALL CAP
  CLASS A (10/31/2000)
    BEFORE TAX.................................     *             *            *          (18.46)%
  AFTER-TAX ON DISTRIBUTIONS**.................     *             *            *          (18.47)%
  AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**...............................     *             *            *          (11.24)%
CORE FIXED INCOME
  CLASS A (05/01/1987)
    BEFORE TAX.................................    13.00%         7.93%        7.39%        7.85%
  CLASS I (08/06/20]01)
    BEFORE TAX.................................     *             *            *            2.28%***
  AFTER-TAX ON DISTRIBUTIONS**.................    10.47%         5.19%        4.72%        3.46%
  AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**...............................     7.83%         4.99%        4.63%        3.38%
HIGH YIELD BOND
  CLASS A (01/11/1995)
    BEFORE TAX.................................    (4.76)%        3.03%        *            6.30%
  AFTER-TAX ON DISTRIBUTIONS**.................    (8.53)%       (0.94)%       *            2.31%
  AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**...............................    (2.85)%        0.57%        *            3.17%

--------------------------
 *  Not in operation during period.
 ** After tax returns are shown for Class A only. After-tax returns for other classes will vary.
 *** Returns for the period have not been annualized.

                       PURCHASE AND REDEMPTION OF SHARES

    The purchase and redemption price of shares is the net asset value of each share. A Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    Purchases and redemptions of shares of the Funds may be made on a Business Day. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the Distributor, and/or the Custodian are not open for business.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities;
(ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

    Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund's income, less expenses incurred in the operation such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund.

    The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year the a Fund may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, will be treated as either long-term or short-term capital gain or loss depending upon how long you have held your shares. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

    All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

    For corporate investors in some of the Funds, dividend distributions such Funds designated to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if such Funds were regular corporations.

    A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount witheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) failed to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).

    With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

    The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

    The Funds may invest in complex securities. These investments may be subject to numerous special tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these may affect the amount, timing, or character of the income distributed to you by a Fund.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Some of the Funds may invest a portion of their portfolios in obligations of the U.S. Government. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisers regarding the affect of federal, state, and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

    Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits the advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers and sub-advisers believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless transactions, in accordance with applicable SEC guidance.

    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Advisory and Sub-Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

    In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

    From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    For the fiscal year ended September 30, 2001, the Funds paid the following brokerage fees:

                                                          TOTAL $ AMOUNT
                                      TOTAL $ AMOUNT       OF BROKERAGE            % OF TOTAL           % OF TOTAL
                                       OF BROKERAGE         COMMISSIONS            BROKERAGE             BROKERED
                                       COMMISSIONS            PAID TO             COMMISSIONS          TRANSACTIONS
                                         PAID IN       AFFILIATED BROKERS IN        PAID TO          EFFECTED THROUGH
FUND                                   FYE 9/30/01          FYE 9/30/01        AFFILIATED BROKERS   AFFILIATED BROKERS
----                                  --------------   ---------------------   ------------------   ------------------
Large Cap Value Fund................    $6,598,928            $ 30,135                   0%                   31%
Large Cap Growth Fund...............    $6,978,524            $ 41,709                   1%                   23%
Tax-Managed Large Cap Fund..........    $3,311,012            $ 16,532                   1%                   35%
Small Cap Value Fund................    $2,989,468            $ 12,502                   0%                   37%
Small Cap Growth Fund...............    $3,084,962            $ 17,021                   1%                   45%
Tax-Managed Small Cap Fund..........    $  400,096            $  1,591                   0%                   41%
Mid-Cap Fund........................    $  258,572            $    635                   0%                   34%
Capital Appreciation Fund...........    $   72,381            $    844                   1%                   22%
Equity Income Fund..................    $   25,912            $  1,100                   4%                   41%
Balanced Fund.......................    $   33,849            $     24                   0%                    9%
Core Fixed Income Fund..............    $  750,178            $265,986                  55%                    9%
High Yield Bond Fund................    $    9,688            $  2,117                  28%                   99%

------------------------

 * Not in operation during such period.

    For the fiscal years ended September 30, 1999 and 2000, the Funds paid the following brokerage fees:

                                                                               TOTAL $ AMOUNT
                                                       TOTAL $ AMOUNT           OF BROKERAGE
                                                        OF BROKERAGE          COMMISSIONS PAID
                                                      COMMISSIONS PAID          TO AFFILIATES
                                                   -----------------------   -------------------
FUND                                                  1999         2000        1999       2000
----                                               ----------   ----------   --------   --------
Large Cap Value Fund.............................  $2,571,587   $5,207,044   $432,748   $ 47,673
Large Cap Growth Fund............................  $1,972,752   $3,831,259   $ 33,535   $ 30,035
Tax-Managed Large Cap Fund.......................  $  665,891   $2,035,608   $ 79,982   $ 19,220
Small Cap Value Fund.............................  $2,418,714   $2,746,436   $ 16,574   $ 14,968
Small Cap Growth Fund............................  $1,489,350   $3,077,232   $ 15,074   $ 28,362
Tax-Managed Small Cap Fund.......................      *            *           *          *
Mid-Cap Fund.....................................  $  177,134   $  277,980   $    374   $    235
Capital Appreciation Fund........................  $  368,076   $  210,952   $ 33,547   $  2,179
Equity Income Fund...............................  $  229,485   $  196,246   $ 26,984   $  2,222
Balanced Fund....................................  $  103,154   $  117,972   $  9,263   $    720
Core Fixed Income Fund...........................  $  190,402   $  584,358   $190,402   $180,800
High Yield Bond Fund.............................  $        0   $        0   $      0   $      0

------------------------

 * Not in operation during such period.

    For certain of the Funds, the reason for the difference between the percentage of brokerage commissions paid to the Distributor as compared to all brokerage commissions and the percentage of the amount of brokered transactions as compared to the aggregate amount of all brokered transactions for the most recent fiscal year versus the previous fiscal year is the increase in assets for those funds.

    The portfolio turnover rate for each Fund for the fiscal years ending September 30, 2000 and 2001 was as follows:

                                                                  TURNOVER RATE
                                                             -----------------------
FUND                                                           2000           2001
----                                                         --------       --------
Large Cap Value Fund.......................................     70%            89%
Large Cap Growth Fund......................................     69%           112%
Tax-Managed Large Cap Fund.................................     47%            84%
Small Cap Value Fund.......................................    119%            99%
Small Cap Growth Fund......................................    182%           157%
Tax-Managed Small Cap Fund.................................    *               82%
Mid-Cap Fund...............................................    170%           193%
Capital Appreciation Fund..................................    140%           133%
Equity Income Fund.........................................     91%            17%
Balanced Fund..............................................    205%           132%
Core Fixed Income Fund.....................................    265%           358%
High Yield Bond Fund.......................................     40%           105%

------------------------

 * Not in operation during such period.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 2001, the Trust held the following securities:

                                                                     AMOUNT
FUND                           NAME OF ISSUER   TYPE OF SECURITY     (000)
----                          ----------------  ----------------     ------
LARGE CAP VALUE FUND........  Morgan Stanley    Debt                $ 13,238
                              Goldman Sachs     Equity              $  5,344
                              Lehman Brothers   Equity              $ 12,477
                              Merrill Lynch     Equity              $ 15,407
                              J.P. Morgan       Debt                $ 19,062
                              Bank of New York  Equity              $ 12,660
                              Morgan Stanley    Equity              $ 39,339

LARGE CAP GROWTH FUND.......  J.P. Morgan       Debt                $107,196
                              Morgan Stanley    Equity              $ 60,808
                              J.P. Morgan       Equity              $ 30,532
                              Morgan Stanley    Debt                $ 15,504
                              Goldman Sachs     Equity              $ 59,204

TAX-MANAGED LARGE CAP
FUND........................  Morgan Stanley    Debt                $ 16,025
                              Goldman Sachs     Equity              $ 10,476
                              J.P. Morgan       Equity              $ 19,491
                              Lehman Brothers   Equity              $    966
                              Bank of New York  Equity              $  1,467
                              Merrill Lynch     Equity              $  2,626
                              Morgan Stanley    Equity              $ 18,746

SMALL CAP VALUE FUND........  Morgan Stanley    Debt                $ 16,546
                              Merrill Lynch     Debt                $    390

SMALL CAP GROWTH FUND.......  J.P. Morgan       Debt                $ 17,923

TAX-MANAGED SMALL CAP
FUND........................  J.P. Morgan       Debt                $  1,566

MID-CAP FUND................  Morgan Stanley    Debt                $    789
                              Lehman Brothers   Equity              $    332

CAPITAL APPRECIATION FUND...  J.P. Morgan       Debt                $     62
                              Goldman Sachs     Equity              $     85
                              Morgan Stanley    Equity              $    139

EQUITY INCOME FUND..........  J.P. Morgan       Debt                $  1,995
                              Merrill Lynch     Equity              $    209
                              Bear Stearns      Equity              $    126
                              Bank of New York  Equity              $    208
                              Morgan Stanley    Equity              $    318

BALANCED FUND...............  Goldman Sachs     Equity              $     60
                              Morgan Stanley    Debt                $    364
                              Morgan Stanley    Equity              $    102

CORE FIXED INCOME FUND......  Bear Stearns      Debt                $  3,947
                              J.P. Morgan       Debt                $550,115
                              Lehman Brothers   Debt                $ 15,377
                              Merrill Lynch     Debt                $  6,874
                              Goldman Sachs     Debt                $  9,036
                              Morgan Stanley    Debt                $ 44,769

HIGH YIELD BOND FUND........  Morgan Stanley    Debt                $  7,348

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the adviser, sub-advisers, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in intial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or
(ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPLE HOLDERS OF SECURITIES

    As of January 3, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
LARGE CAP VALUE FUND--CLASS A                     SEI Trust Company                               80.47%
                                                  One Freedom Value Drive
                                                  Oaks, PA 19456

LARGE CAP VALUE FUND--CLASS I                     SEI Private Trust Company FBO                   99.94%
                                                  Travel Dynamics Inc. 401K Plan
                                                  c/o PFPC Retirement Services
                                                  Attn: RKU Dept.
                                                  P.O. Box 21643
                                                  Tampa, FL 33622-1643

LARGE CAP GROWTH FUND--CLASS A                    SEI Private Trust Company                       78.16%
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

TAX-MANAGED LARGE CAP FUND--CLASS A               SEI Private Trust Company                        9.14%
                                                  One Freedom Value Drive
                                                  Oaks, PA 19456

                                                  SEI Private Trust Company                       86.84%
                                                  One Freedom Value Drive
                                                  Oaks, PA 19456

SMALL CAP VALUE FUND--CLASS A                     SEI Private Trust Company                       74.48%
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

SMALL CAP GROWTH FUND--CLASS A                    SEI Private Trust Company                       62.58%
                                                  One Freedom Value Drive
                                                  Oaks, PA 19456

SMALL CAP GROWTH FUND--CLASS I                    SEI Private Trust Company FBO                   99.83%
                                                  Travel Dynamics Inc. 401K Plan
                                                  c/o PFPC Retirement Services
                                                  Attn: RKU Dept.
                                                  P.O. Box 21643
                                                  Tampa, FL 33622-1643

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
TAX-MANAGED SMALL CAP FUND--CLASS A               SEI Private Trust Company                       90.80%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

MID-CAP FUND--CLASS A                             NCT of Fargo                                    19.13%
                                                  Attn: Trust Operations Manager
                                                  253 10th Street North
                                                  Fargo, ND 58102-4614

                                                  SEI Private Trust Company                       49.64%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

CAPITAL APPRECIATION FUND--CLASS A                SEI Private Trust Company FBO                   15.91%
                                                  Cole Parmer Employees' P/S Plan
                                                  c/o PFPC Inc.
                                                  Attn: Doug Kelly
                                                  1700 W. 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company                       17.88%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

                                                  Dingle & Co.                                     5.98%
                                                  C/O Commercia Bank
                                                  ATTN: Mutual Funds Unit M/C 3446
                                                  PO Box 75000
                                                  Detroit, MI 48275-0001

EQUITY INCOME FUND--CLASS A                       Dingle & Co.                                     8.62%
                                                  C/O Commercia Bank
                                                  ATTN: Mutual Funds Unit M/C 3446
                                                  PO Box 75000
                                                  Detroit, MI 48275-0001

                                                  SEI Private Trust Company                       10.04%
                                                  Cole Parmer Employees' P/S Plan
                                                  c/o PFPC Inc.
                                                  Attn: Doug Kelly
                                                  1700 W. 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  SEI Private Trust Company                       17.97%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

                                                  Nabank & Co                                     15.82%
                                                  ATTN: Record Keeping
                                                  PO Box 2180
                                                  Tulsa, OK 74101-2180

                                                                                               PERCENTAGE OF
FUND                                                 NAME AND ADDRESS OF BENEFICIAL OWNER      FUND'S SHARES
----                                              ------------------------------------------   -------------
BALANCED FUND--CLASS A                            SEI Private Trust Company FBO                   56.11%
                                                  North Jersey Media Group Retirement
                                                  Savings Plan
                                                  c/o PFPC Inc.
                                                  3507 Frontage Road
                                                  Suite 200
                                                  Tampa, FL 33607-1793

                                                  SEI Private Trust Company FBO                    7.68%
                                                  Cole Parmer Employees' P/S Plan
                                                  c/o PFPC Inc.
                                                  Attn: Doug Kelly
                                                  1700 W. 82nd Street, Suite 125
                                                  Bloomington, MN 55431-1404

                                                  Nabank & Co                                      6.99%
                                                  ATTN: Record Keeping
                                                  PO Box 2180
                                                  Tulsa, OK 74101-2180

CORE FIXED INCOME FUND--CLASS A                   SEI Private Trust Company                       80.08%
                                                  One Freedom Valley Drive
                                                  Oaks, PA 19456

CORE FIXED INCOME FUND--CLASS I                   SEI Private Trust Company FBO                   99.88%
                                                  Travel Dynamics Inc. 401K Plan
                                                  c/o PFPC Retirement Services
                                                  Attn: RKU Dept.
                                                  P.O. Box 21643
                                                  Tampa, FL 33622-1643

HIGH YIELD BOND FUND--CLASS A                     SEI Private Trust Company                       75.91%
                                                  680 East Swedesford Road
                                                  Wayne, PA 19087

                              MASTER/FEEDER OPTION

    The Tax-Managed Small Cap Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Fund. The initial shareholder(s) of the Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Fund. However, shareholders of the Fund will be given 30 days prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, Inc., ("Fitch"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+"

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
                 "F-1+" and "F-1" ratings.

LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.